Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Summer Street Trust
Entity Central Index Key	0000225322
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Fidelity SAI High Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI High Income Fund
Class Name	Fidelity® SAI High Income Fund
Trading Symbol	FSHGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI High Income Fund for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI High Income Fund	$ 57	0.55%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•High-yield bonds advanced for the 12 months ending April 30, 2025, driven by a sturdy economy and corporate profits, tight spreads, strong demand, light bond supply and the Federal Reserve's mid-September pivot to cutting interest rates.
•Against this backdrop, the fund's core investment in high-yield bonds gained 9.47% and contributed to performance versus the ICE BofA US High Yield/US High Yield Constrained Blend Index for the fiscal year. By industry, security selection was the primary contributor, led by telecommunications. Security selection in energy and real estate also boosted the fund's relative result.
•The top individual relative contributor was an overweight in EchoStar (+43%). The company was one of our biggest holdings.
•The second-largest relative contributor was a non-benchmark stake in Redfin (+79%).
•Another notable relative contributor was a non-benchmark stake in U.S. Treasury bonds (+9%). It was the fund's largest holding.
•In contrast, the primary detractor from performance versus the benchmark was an underweight in media. An overweight in energy also hampered the fund's result, as did our choices in technology & electronics.
•The biggest individual relative detractor was an underweight in Dish DBS (+39%).
•A second notable relative detractor was an overweight in Bausch Health (+11%). The company was one of our biggest holdings at period end.
•Another notable relative detractor was a non-benchmark stake in Wolfspeed (-30%).
•Notable changes in positioning include increased exposure to the utility industry and a lower allocation to leisure.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 13, 2021 through April 30, 2025. Initial investment of $10,000. Fidelity® SAI High Income Fund $10,000 $9,490 $9,484 $10,247 $11,170 ICE® BofA® US High Yield Constrained Index $10,000 $9,513 $9,611 $10,466 $11,375 Bloomberg U.S. Universal Bond Index $10,000 $9,166 $9,137 $9,106 $9,848 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® SAI High Income Fund 9.00% 2.83% ICE® BofA® US High Yield Constrained Index 8.69% 3.30% Bloomberg U.S. Universal Bond Index 8.14% -0.39% A From May 13, 2021 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 13, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,231,875,986
Holdings Count | shares	843
Advisory Fees Paid, Amount	$ 8,921,347
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$2,231,875,986
Number of Holdings	843
Total Advisory Fee	$8,921,347
Portfolio Turnover	59%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 2.6 A 0.2 BBB 2.5 BB 36.2 B 34.7 CCC,CC,C 15.8 Not Rated 3.2 Equities 3.2 Short-Term Investments and Net Other Assets (Liabilities) 1.6 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 2.6 A - 0.2 BBB - 2.5 BB - 36.2 B - 34.7 CCC,CC,C - 15.8 Not Rated - 3.2 Equities - 3.2 Short-Term Investments and Net Other Assets (Liabilities) - 1.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 82.9 Bank Loan Obligations 8.1 U.S. Treasury Obligations 2.6 Alternative Funds 1.7 Common Stocks 1.5 Preferred Securities 1.5 Asset-Backed Securities 0.1 Short-Term Investments and Net Other Assets (Liabilities) 1.6 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 82.9 Bank Loan Obligations - 8.1 U.S. Treasury Obligations - 2.6 Alternative Funds - 1.7 Common Stocks - 1.5 Preferred Securities - 1.5 Asset-Backed Securities - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 1.6 United States 82.8 Canada 3.3 United Kingdom 2.0 France 1.7 Ireland 1.1 Australia 1.0 Luxembourg 0.6 Switzerland 0.6 Panama 0.6 Others 6.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 82.8 Canada - 3.3 United Kingdom - 2.0 France - 1.7 Ireland - 1.1 Australia - 1.0 Luxembourg - 0.6 Switzerland - 0.6 Panama - 0.6 Others - 6.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 2.6 Fidelity Private Credit Company LLC 1.7 CCO Holdings LLC / CCO Holdings Capital Corp 1.3 EchoStar Corp 1.3 Altice France SA 1.1 CHS/Community Health Systems Inc 1.1 Carnival Corp 0.9 OneMain Finance Corp 0.9 TransDigm Inc 0.8 Tenet Healthcare Corp 0.8 12.5
Fidelity Advisor Short Duration High Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Short Duration High Income Fund
Class Name	Fidelity Advisor® Short Duration High Income Fund Class Z
Trading Symbol	FIJWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Short Duration High Income Fund for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 68	0.66%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•High-yield bonds advanced for the 12 months ending April 30, 2025, driven by a sturdy economy and corporate profits, tight spreads, strong demand, light bond supply and the Federal Reserve's mid-September pivot to cutting interest rates.
•Against this backdrop, the fund's core investment in high-yield bonds gained 8.00% and contributed to performance versus the Fidelity Short Duration High Income Fund Composite Index for the fiscal year. By industry, the primary detractor from performance versus the benchmark was security selection in consumer goods. Our choices and an overweight in energy also hampered the fund's relative result.
•A non-benchmark stake in Wolfspeed returned -31% and was the largest individual relative detractor.
•A second notable relative detractor was an overweight in Nabors Industries (-27%).
•An overweight in Univision (+3%) also hurt. It was one of the fund's biggest holdings.
•In contrast, the primary contributor to performance versus the benchmark was security selection in media. Our choices in transportation and telecommunications also boosted the fund's relative result.
•The top individual relative contributor was an overweight in EchoStar (+36%). It was one of the fund's biggest holdings.
•The second-largest relative contributor was an overweight in Altice USA (+11%).
•An overweight in CommScope (+23%) also contributed.
•Notable changes in positioning include decreased exposure to the real estate industry and a higher allocation to financial services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through April 30, 2025. Initial investment of $10,000. Class Z $10,000 $10,267 $10,037 $11,162 $10,909 $11,048 $11,985 $12,824 Fidelity Short Duration High Income Fund Composite Index℠ $10,000 $10,334 $9,902 $11,501 $11,384 $11,672 $12,717 $13,628 ICE® BofA® 1-5 Year BB-B US Cash Pay High Yield Constrained Index $10,000 $10,345 $9,836 $11,439 $11,242 $11,503 $12,464 $13,378 Bloomberg U.S. Universal Bond Index $10,000 $10,464 $11,422 $11,625 $10,629 $10,596 $10,560 $11,420 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 7.01% 5.02% 3.85% Fidelity Short Duration High Income Fund Composite Index℠ 7.17% 6.60% 4.82% ICE® BofA® 1-5 Year BB-B US Cash Pay High Yield Constrained Index 7.33% 6.34% 4.52% Bloomberg U.S. Universal Bond Index 8.14% 0.00% 2.04% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 293,880,811
Holdings Count | shares	565
Advisory Fees Paid, Amount	$ 1,680,978
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$293,880,811
Number of Holdings	565
Total Advisory Fee	$1,680,978
Portfolio Turnover	43%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 1.3 A 0.3 BBB 6.0 BB 36.5 B 42.4 CCC,CC,C 8.4 Not Rated 2.1 Equities 0.1 Short-Term Investments and Net Other Assets (Liabilities) 2.9 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 1.3 A - 0.3 BBB - 6.0 BB - 36.5 B - 42.4 CCC,CC,C - 8.4 Not Rated - 2.1 Equities - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.9 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 77.7 Bank Loan Obligations 15.3 Preferred Securities 2.2 U.S. Treasury Obligations 1.3 Asset-Backed Securities 0.5 Common Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 2.9 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 77.7 Bank Loan Obligations - 15.3 Preferred Securities - 2.2 U.S. Treasury Obligations - 1.3 Asset-Backed Securities - 0.5 Common Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.9 United States 87.2 Canada 4.0 United Kingdom 2.0 Australia 0.8 Ireland 0.8 France 0.7 Germany 0.5 Switzerland 0.5 Grand Cayman (UK Overseas Ter) 0.5 Others 3.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.2 Canada - 4.0 United Kingdom - 2.0 Australia - 0.8 Ireland - 0.8 France - 0.7 Germany - 0.5 Switzerland - 0.5 Grand Cayman (UK Overseas Ter) - 0.5 Others - 3.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) TransDigm Inc 2.1 Carnival Corp 1.6 EchoStar Corp 1.5 US Treasury Notes 1.3 Univision Communications Inc 1.3 OneMain Finance Corp 1.1 CCO Holdings LLC / CCO Holdings Capital Corp 1.0 Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 1.0 Royal Caribbean Cruises Ltd 1.0 Tenet Healthcare Corp 1.0 12.9
Fidelity Advisor High Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® High Income Fund
Class Name	Fidelity Advisor® High Income Fund Class A
Trading Symbol	FGQMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® High Income Fund for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 99	0.95%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•High-yield bonds advanced for the 12 months ending April 30, 2025, driven by a sturdy economy and corporate profits, tight spreads, strong demand, light bond supply and the Federal Reserve's mid-September pivot to cutting interest rates.
•Against this backdrop, the fund's core investment in high-yield bonds gained 9.52% and contributed to performance versus the ICE BofA US High Yield/US High Yield Constrained Blend Index for the fiscal year. By industry, the primary detractor from performance versus the benchmark was an underweight in media. Picks in technology & electronics also hampered the fund's result, as did an overweight in energy.
•The largest individual relative detractor was an underweight in Dish DBS (+39%).
•The second-largest relative detractor was an overweight in Bausch Health (+12%).
•Another notable relative detractor was a non-benchmark stake in Wolfspeed (-29%).
•In contrast, the biggest contributor to performance versus the benchmark was security selection in energy. Our choices and an overweight in telecommunications also boosted the fund's relative performance, as did our picks in real estate.
•The top individual relative contributor was an overweight in EchoStar (+41%). The company was one of the fund's largest holdings.
•A non-benchmark stake in Redfin gained about 80% and was a second notable relative contributor.
•Another notable relative contributor was an overweight in Emergent BioSolutions (+32%). This period we decreased our stake in the firm.
•Notable changes in positioning include increased exposure to the utility industry and a lower allocation to leisure.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE December 4, 2018 through April 30, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,600 $10,146 $9,575 $10,969 $10,418 $10,280 $11,117 $12,030 ICE® BofA® US High Yield Constrained Index $10,000 $10,620 $10,060 $12,073 $11,474 $11,593 $12,623 $13,720 Bloomberg U.S. Universal Bond Index $10,000 $10,458 $11,415 $11,618 $10,623 $10,589 $10,554 $11,413 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class A (incl. 4.00% sales charge) 3.88% 3.82% 2.93% Class A (without 4.00% sales charge) 8.21% 4.67% 3.58% ICE® BofA® US High Yield Constrained Index 8.69% 6.40% 5.06% Bloomberg U.S. Universal Bond Index 8.14% 0.00% 2.08% A From December 4, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Dec. 04, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,840,202,158
Holdings Count | shares	867
Advisory Fees Paid, Amount	$ 17,630,744
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$2,840,202,158
Number of Holdings	867
Total Advisory Fee	$17,630,744
Portfolio Turnover	70%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 1.4 A 0.3 BBB 3.0 BB 36.3 B 35.8 CCC,CC,C 15.4 Not Rated 3.3 Equities 3.4 Short-Term Investments and Net Other Assets (Liabilities) 1.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 1.4 A - 0.3 BBB - 3.0 BB - 36.3 B - 35.8 CCC,CC,C - 15.4 Not Rated - 3.3 Equities - 3.4 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 84.6 Bank Loan Obligations 7.3 Preferred Securities 2.0 Common Stocks 1.4 U.S. Treasury Obligations 1.4 Fixed-Income Funds 1.2 Alternative Funds 0.8 Asset-Backed Securities 0.2 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 84.6 Bank Loan Obligations - 7.3 Preferred Securities - 2.0 Common Stocks - 1.4 U.S. Treasury Obligations - 1.4 Fixed-Income Funds - 1.2 Alternative Funds - 0.8 Asset-Backed Securities - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 United States 83.6 Canada 3.0 United Kingdom 1.7 France 1.6 Ireland 1.1 Australia 0.7 Luxembourg 0.7 Switzerland 0.6 Germany 0.6 Others 6.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 83.6 Canada - 3.0 United Kingdom - 1.7 France - 1.6 Ireland - 1.1 Australia - 0.7 Luxembourg - 0.7 Switzerland - 0.6 Germany - 0.6 Others - 6.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 1.4 CCO Holdings LLC / CCO Holdings Capital Corp 1.4 iShares Broad USD High Yield Corporate Bond ETF 1.2 EchoStar Corp 1.2 CHS/Community Health Systems Inc 1.1 Altice France SA 1.0 Carnival Corp 1.0 TransDigm Inc 0.9 Level 3 Financing Inc 0.9 Cloud Software Group Inc 0.8 10.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 28, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity® Global High Income Fund merged into Fidelity® High Income Fund on September 13, 2024.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 28, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Healthy Future Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Healthy Future Fund
Class Name	Fidelity Advisor® Healthy Future Fund Class A
Trading Symbol	FAPJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Healthy Future Fund for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 134	1.30%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities advanced for the 12 months ending April 30, 2025, amid resilient global economic growth, slowing inflation, global monetary easing, a generally weaker U.S. dollar and anticipated earnings growth in 2025, despite challenges that included decelerating earnings growth, changes to U.S. tariff policy and reactive tariff policy changes from other countries.
•Against this backdrop, security selection in the United States and an underweight in Canada detracted from the fund's performance versus the MSCI World Health & Wellness Select Index for the fiscal year.
•By sector, security selection was the primary detractor, especially within consumer discretionary and consumer staples.
•The largest individual relative detractor was an underweight in Tesla (+54%). The company was among our largest holdings this period. The second-largest relative detractor was our non-benchmark stake in Estee Lauder (-56%). A non-benchmark stake in lululemon athletica returned -46% and notably hurt.
•From a regional standpoint, an underweight in Japan and a non-benchmark allocation to emerging markets contributed.
•By sector, the biggest contributor to performance versus the benchmark was an underweight in materials. Picks in real estate also boosted relative performance, as well as  picks and an overweight in information technology.
•The top individual relative contributor this period was avoiding Elevance Health, a benchmark component that returned about -19%. The second-largest relative contributor was our stake in Toyota Motor (+9%). Toyota Motor was not held at period end. A non-benchmark stake in Sprouts Farmers Market gained approximately 161% and notably helped.
•Notable changes in positioning include increased exposure to the United Kingdom and a lower allocation to France. By sector, meaningful changes in positioning include increased exposure to financials and industrials.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 24, 2022 through April 30, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,962 $11,235 $11,772 MSCI World Health & Wellness Select Index $10,000 $10,562 $11,930 $13,118 MSCI ACWI (All Country World Index) Index $10,000 $10,675 $12,583 $14,118 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class A (incl. 5.75% sales charge) -1.24% 5.71% Class A (without 5.75% sales charge) 4.78% 7.86% MSCI World Health & Wellness Select Index 9.96% 9.68% MSCI ACWI (All Country World Index) Index 12.20% 12.46% A From May 24, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 24, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 13,061,501
Holdings Count | shares	68
Advisory Fees Paid, Amount	$ 105,030
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$13,061,501
Number of Holdings	68
Total Advisory Fee	$105,030
Portfolio Turnover	48%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Health Care 31.2 Consumer Staples 25.4 Financials 14.2 Consumer Discretionary 12.5 Industrials 6.0 Information Technology 4.8 Real Estate 1.7 Communication Services 0.9 Utilities 0.8 Common Stocks 97.5 Short-Term Investments and Net Other Assets (Liabilities) 2.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.5 Short-Term Investments and Net Other Assets (Liabilities) - 2.5 United States 82.6 United Kingdom 5.0 Hong Kong 3.1 France 3.1 Japan 1.7 Belgium 1.7 China 1.1 Switzerland 1.0 Germany 0.4 Others 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 82.6 United Kingdom - 5.0 Hong Kong - 3.1 France - 3.1 Japan - 1.7 Belgium - 1.7 China - 1.1 Switzerland - 1.0 Germany - 0.4 Others - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Procter & Gamble Co/The 6.2 Nestle SA 4.9 NVIDIA Corp 4.7 Unilever PLC 4.6 Uber Technologies Inc 3.8 Thermo Fisher Scientific Inc 3.8 Apollo Global Management Inc 3.7 UnitedHealth Group Inc 3.6 AIA Group Ltd 3.1 Colgate-Palmolive Co 2.8 41.2
Fidelity Advisor Women's Leadership Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Women's Leadership Fund
Class Name	Fidelity Advisor® Women's Leadership Fund Class M
Trading Symbol	FWOEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Women's Leadership Fund for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 123	1.23%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending April 30, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, beginning in February investor optimism gave way to volatility amid a flurry of executive actions by the new administration and uncertainty stemming from shifting policy priorities, especially related to tariffs.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI USA Women's Leadership Index for the fiscal year, especially within information technology, where our stock picks in software & services hurt most. Also hurting our result were picks in financials, primarily within the financial services industry, and health care, primarily within the health care equipment & services industry.
•Not owning Cloudflare, a benchmark component that gained 38%, was the largest individual relative detractor. The second-largest relative detractor this period was avoiding Robinhood Markets, a benchmark component that gained 204%. An overweight in Estee Lauder (-58%) also detracted.
•In contrast, the biggest contributors to performance versus the benchmark were picks and an underweight in communication services, primarily within the media & entertainment industry. Picks in consumer discretionary, primarily within the consumer durables & apparel industry, and real estate, primarily within the equity real estate investment trusts industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Nvidia (+24%). The company was one of our biggest holdings. A second notable relative contributor this period was avoiding Teradyne, a benchmark component that returned -47%. An overweight in GE Vernova (+145%) also helped.
•Notable changes in positioning include higher allocations to the consumer staples and industrials sectors.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 1, 2019 through April 30, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,445 $14,702 $12,987 $13,225 $15,634 $15,714 MSCI USA Women's Leadership Index $10,000 $9,399 $14,585 $13,499 $13,031 $15,104 $15,610 Russell 3000® Index $10,000 $9,973 $15,051 $14,582 $14,801 $18,102 $20,166 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class M (incl. 3.50% sales charge) -3.01% 9.93% 7.82% Class M (without 3.50% sales charge) 0.51% 10.72% 8.46% MSCI USA Women's Leadership Index 3.35% 10.68% 7.70% Russell 3000® Index 11.40% 15.12% 12.39% A From May 1, 2019 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 01, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 132,096,855
Holdings Count | shares	99
Advisory Fees Paid, Amount	$ 858,768
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$132,096,855
Number of Holdings	99
Total Advisory Fee	$858,768
Portfolio Turnover	45%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 25.1 Industrials 14.6 Financials 13.7 Health Care 13.1 Consumer Discretionary 12.5 Consumer Staples 6.4 Communication Services 6.3 Real Estate 2.9 Energy 2.6 Materials 1.5 Utilities 0.9 Common Stocks 99.3 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Preferred Stocks - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 91.4 Ireland 1.7 France 1.7 Belgium 1.1 Netherlands 1.0 Germany 0.8 Italy 0.7 Canada 0.7 Australia 0.5 Others 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.4 Ireland - 1.7 France - 1.7 Belgium - 1.1 Netherlands - 1.0 Germany - 0.8 Italy - 0.7 Canada - 0.7 Australia - 0.5 Others - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 6.7 Microsoft Corp 5.6 Amazon.com Inc 4.2 NVIDIA Corp 3.5 Eli Lilly & Co 2.1 JPMorgan Chase & Co 2.0 Alphabet Inc Class A 1.9 Accenture PLC Class A 1.7 Cigna Group/The 1.6 Micron Technology Inc 1.6 30.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 28, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 28, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor High Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® High Income Fund
Class Name	Fidelity Advisor® High Income Fund Class I
Trading Symbol	FGTMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® High Income Fund for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 73	0.70%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•High-yield bonds advanced for the 12 months ending April 30, 2025, driven by a sturdy economy and corporate profits, tight spreads, strong demand, light bond supply and the Federal Reserve's mid-September pivot to cutting interest rates.
•Against this backdrop, the fund's core investment in high-yield bonds gained 9.52% and contributed to performance versus the ICE BofA US High Yield/US High Yield Constrained Blend Index for the fiscal year. By industry, the primary detractor from performance versus the benchmark was an underweight in media. Picks in technology & electronics also hampered the fund's result, as did an overweight in energy.
•The largest individual relative detractor was an underweight in Dish DBS (+39%).
•The second-largest relative detractor was an overweight in Bausch Health (+12%).
•Another notable relative detractor was a non-benchmark stake in Wolfspeed (-29%).
•In contrast, the biggest contributor to performance versus the benchmark was security selection in energy. Our choices and an overweight in telecommunications also boosted the fund's relative performance, as did our picks in real estate.
•The top individual relative contributor was an overweight in EchoStar (+41%). The company was one of the fund's largest holdings.
•A non-benchmark stake in Redfin gained about 80% and was a second notable relative contributor.
•Another notable relative contributor was an overweight in Emergent BioSolutions (+32%). This period we decreased our stake in the firm.
•Notable changes in positioning include increased exposure to the utility industry and a lower allocation to leisure.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE December 4, 2018 through April 30, 2025. Initial investment of $10,000. Class I $10,000 $10,577 $10,006 $11,492 $10,953 $10,831 $11,736 $12,731 ICE® BofA® US High Yield Constrained Index $10,000 $10,620 $10,060 $12,073 $11,474 $11,593 $12,623 $13,720 Bloomberg U.S. Universal Bond Index $10,000 $10,458 $11,415 $11,618 $10,623 $10,589 $10,554 $11,413 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class I 8.47% 4.93% 3.84% ICE® BofA® US High Yield Constrained Index 8.69% 6.40% 5.06% Bloomberg U.S. Universal Bond Index 8.14% 0.00% 2.08% A From December 4, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Dec. 04, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,840,202,158
Holdings Count | shares	867
Advisory Fees Paid, Amount	$ 17,630,744
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$2,840,202,158
Number of Holdings	867
Total Advisory Fee	$17,630,744
Portfolio Turnover	70%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 1.4 A 0.3 BBB 3.0 BB 36.3 B 35.8 CCC,CC,C 15.4 Not Rated 3.3 Equities 3.4 Short-Term Investments and Net Other Assets (Liabilities) 1.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 1.4 A - 0.3 BBB - 3.0 BB - 36.3 B - 35.8 CCC,CC,C - 15.4 Not Rated - 3.3 Equities - 3.4 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 84.6 Bank Loan Obligations 7.3 Preferred Securities 2.0 Common Stocks 1.4 U.S. Treasury Obligations 1.4 Fixed-Income Funds 1.2 Alternative Funds 0.8 Asset-Backed Securities 0.2 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 84.6 Bank Loan Obligations - 7.3 Preferred Securities - 2.0 Common Stocks - 1.4 U.S. Treasury Obligations - 1.4 Fixed-Income Funds - 1.2 Alternative Funds - 0.8 Asset-Backed Securities - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 United States 83.6 Canada 3.0 United Kingdom 1.7 France 1.6 Ireland 1.1 Australia 0.7 Luxembourg 0.7 Switzerland 0.6 Germany 0.6 Others 6.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 83.6 Canada - 3.0 United Kingdom - 1.7 France - 1.6 Ireland - 1.1 Australia - 0.7 Luxembourg - 0.7 Switzerland - 0.6 Germany - 0.6 Others - 6.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 1.4 CCO Holdings LLC / CCO Holdings Capital Corp 1.4 iShares Broad USD High Yield Corporate Bond ETF 1.2 EchoStar Corp 1.2 CHS/Community Health Systems Inc 1.1 Altice France SA 1.0 Carnival Corp 1.0 TransDigm Inc 0.9 Level 3 Financing Inc 0.9 Cloud Software Group Inc 0.8 10.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 28, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Fidelity® Global High Income Fund merged into Fidelity® High Income Fund on September 13, 2024.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 28, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Women's Leadership Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Women's Leadership Fund
Class Name	Fidelity Advisor® Women's Leadership Fund Class Z
Trading Symbol	FWOZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Women's Leadership Fund for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 57	0.57%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending April 30, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, beginning in February investor optimism gave way to volatility amid a flurry of executive actions by the new administration and uncertainty stemming from shifting policy priorities, especially related to tariffs.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI USA Women's Leadership Index for the fiscal year, especially within information technology, where our stock picks in software & services hurt most. Also hurting our result were picks in financials, primarily within the financial services industry, and health care, primarily within the health care equipment & services industry.
•Not owning Cloudflare, a benchmark component that gained 38%, was the largest individual relative detractor. The second-largest relative detractor this period was avoiding Robinhood Markets, a benchmark component that gained 204%. An overweight in Estee Lauder (-58%) also detracted.
•In contrast, the biggest contributors to performance versus the benchmark were picks and an underweight in communication services, primarily within the media & entertainment industry. Picks in consumer discretionary, primarily within the consumer durables & apparel industry, and real estate, primarily within the equity real estate investment trusts industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Nvidia (+24%). The company was one of our biggest holdings. A second notable relative contributor this period was avoiding Teradyne, a benchmark component that returned -47%. An overweight in GE Vernova (+145%) also helped.
•Notable changes in positioning include higher allocations to the consumer staples and industrials sectors.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 1, 2019 through April 30, 2025. Initial investment of $10,000. Class Z $10,000 $9,857 $15,439 $13,721 $14,077 $16,754 $16,950 MSCI USA Women's Leadership Index $10,000 $9,399 $14,585 $13,499 $13,031 $15,104 $15,610 Russell 3000® Index $10,000 $9,973 $15,051 $14,582 $14,801 $18,102 $20,166 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 1.17% 11.45% 9.19% MSCI USA Women's Leadership Index 3.35% 10.68% 7.70% Russell 3000® Index 11.40% 15.12% 12.39% A From May 1, 2019 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 01, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 132,096,855
Holdings Count | shares	99
Advisory Fees Paid, Amount	$ 858,768
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$132,096,855
Number of Holdings	99
Total Advisory Fee	$858,768
Portfolio Turnover	45%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 25.1 Industrials 14.6 Financials 13.7 Health Care 13.1 Consumer Discretionary 12.5 Consumer Staples 6.4 Communication Services 6.3 Real Estate 2.9 Energy 2.6 Materials 1.5 Utilities 0.9 Common Stocks 99.3 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Preferred Stocks - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 91.4 Ireland 1.7 France 1.7 Belgium 1.1 Netherlands 1.0 Germany 0.8 Italy 0.7 Canada 0.7 Australia 0.5 Others 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.4 Ireland - 1.7 France - 1.7 Belgium - 1.1 Netherlands - 1.0 Germany - 0.8 Italy - 0.7 Canada - 0.7 Australia - 0.5 Others - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 6.7 Microsoft Corp 5.6 Amazon.com Inc 4.2 NVIDIA Corp 3.5 Eli Lilly & Co 2.1 JPMorgan Chase & Co 2.0 Alphabet Inc Class A 1.9 Accenture PLC Class A 1.7 Cigna Group/The 1.6 Micron Technology Inc 1.6 30.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 28, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 28, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Women's Leadership Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Women's Leadership Fund
Class Name	Fidelity® Women's Leadership Fund
Trading Symbol	FWOMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Women's Leadership Fund for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Women's Leadership Fund	$ 69	0.68%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending April 30, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, beginning in February investor optimism gave way to volatility amid a flurry of executive actions by the new administration and uncertainty stemming from shifting policy priorities, especially related to tariffs.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI USA Women's Leadership Index for the fiscal year, especially within information technology, where our stock picks in software & services hurt most. Also hurting our result were picks in financials, primarily within the financial services industry, and health care, primarily within the health care equipment & services industry.
•Not owning Cloudflare, a benchmark component that gained 38%, was the largest individual relative detractor. The second-largest relative detractor this period was avoiding Robinhood Markets, a benchmark component that gained 204%. An overweight in Estee Lauder (-58%) also detracted.
•In contrast, the biggest contributors to performance versus the benchmark were picks and an underweight in communication services, primarily within the media & entertainment industry. Picks in consumer discretionary, primarily within the consumer durables & apparel industry, and real estate, primarily within the equity real estate investment trusts industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Nvidia (+24%). The company was one of our biggest holdings. A second notable relative contributor this period was avoiding Teradyne, a benchmark component that returned -47%. An overweight in GE Vernova (+145%) also helped.
•Notable changes in positioning include higher allocations to the consumer staples and industrials sectors.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 1, 2019 through April 30, 2025. Initial investment of $10,000. Fidelity® Women's Leadership Fund $10,000 $9,837 $15,389 $13,657 $13,981 $16,604 $16,784 MSCI USA Women's Leadership Index $10,000 $9,399 $14,585 $13,499 $13,031 $15,104 $15,610 Russell 3000® Index $10,000 $9,973 $15,051 $14,582 $14,801 $18,102 $20,166 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Women's Leadership Fund 1.09% 11.28% 9.01% MSCI USA Women's Leadership Index 3.35% 10.68% 7.70% Russell 3000® Index 11.40% 15.12% 12.39% A From May 1, 2019 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 01, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 132,096,855
Holdings Count | shares	99
Advisory Fees Paid, Amount	$ 858,768
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$132,096,855
Number of Holdings	99
Total Advisory Fee	$858,768
Portfolio Turnover	45%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 25.1 Industrials 14.6 Financials 13.7 Health Care 13.1 Consumer Discretionary 12.5 Consumer Staples 6.4 Communication Services 6.3 Real Estate 2.9 Energy 2.6 Materials 1.5 Utilities 0.9 Common Stocks 99.3 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Preferred Stocks - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 91.4 Ireland 1.7 France 1.7 Belgium 1.1 Netherlands 1.0 Germany 0.8 Italy 0.7 Canada 0.7 Australia 0.5 Others 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.4 Ireland - 1.7 France - 1.7 Belgium - 1.1 Netherlands - 1.0 Germany - 0.8 Italy - 0.7 Canada - 0.7 Australia - 0.5 Others - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 6.7 Microsoft Corp 5.6 Amazon.com Inc 4.2 NVIDIA Corp 3.5 Eli Lilly & Co 2.1 JPMorgan Chase & Co 2.0 Alphabet Inc Class A 1.9 Accenture PLC Class A 1.7 Cigna Group/The 1.6 Micron Technology Inc 1.6 30.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 28, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 28, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Short Duration High Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Short Duration High Income Fund
Class Name	Fidelity® Short Duration High Income Fund
Trading Symbol	FSAHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Short Duration High Income Fund for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Short Duration High Income Fund	$ 76	0.73%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•High-yield bonds advanced for the 12 months ending April 30, 2025, driven by a sturdy economy and corporate profits, tight spreads, strong demand, light bond supply and the Federal Reserve's mid-September pivot to cutting interest rates.
•Against this backdrop, the fund's core investment in high-yield bonds gained 8.00% and contributed to performance versus the Fidelity Short Duration High Income Fund Composite Index for the fiscal year. By industry, the primary detractor from performance versus the benchmark was security selection in consumer goods. Our choices and an overweight in energy also hampered the fund's relative result.
•A non-benchmark stake in Wolfspeed returned -31% and was the largest individual relative detractor.
•A second notable relative detractor was an overweight in Nabors Industries (-27%).
•An overweight in Univision (+3%) also hurt. It was one of the fund's biggest holdings.
•In contrast, the primary contributor to performance versus the benchmark was security selection in media. Our choices in transportation and telecommunications also boosted the fund's relative result.
•The top individual relative contributor was an overweight in EchoStar (+36%). It was one of the fund's biggest holdings.
•The second-largest relative contributor was an overweight in Altice USA (+11%).
•An overweight in CommScope (+23%) also contributed.
•Notable changes in positioning include decreased exposure to the real estate industry and a higher allocation to financial services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE April 30, 2015 through April 30, 2025. Initial investment of $10,000. Fidelity® Short Duration High Income Fund $10,000 $9,729 $10,604 $10,882 $11,402 $11,148 $12,387 $12,095 $12,238 $13,268 $14,172 Fidelity Short Duration High Income Fund Composite Index℠ $10,000 $9,933 $10,827 $11,173 $11,841 $11,347 $13,179 $13,045 $13,374 $14,572 $15,616 ICE® BofA® 1-5 Year BB-B US Cash Pay High Yield Constrained Index $10,000 $9,883 $10,870 $11,239 $11,949 $11,362 $13,213 $12,985 $13,286 $14,397 $15,453 Bloomberg U.S. Universal Bond Index $10,000 $10,257 $10,469 $10,470 $11,033 $12,042 $12,256 $11,206 $11,171 $11,134 $12,040 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Short Duration High Income Fund 6.81% 4.92% 3.55% Fidelity Short Duration High Income Fund Composite Index℠ 7.17% 6.60% 4.56% ICE® BofA® 1-5 Year BB-B US Cash Pay High Yield Constrained Index 7.33% 6.34% 4.45% Bloomberg U.S. Universal Bond Index 8.14% 0.00% 1.87% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 293,880,811
Holdings Count | shares	565
Advisory Fees Paid, Amount	$ 1,680,978
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$293,880,811
Number of Holdings	565
Total Advisory Fee	$1,680,978
Portfolio Turnover	43%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 1.3 A 0.3 BBB 6.0 BB 36.5 B 42.4 CCC,CC,C 8.4 Not Rated 2.1 Equities 0.1 Short-Term Investments and Net Other Assets (Liabilities) 2.9 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 1.3 A - 0.3 BBB - 6.0 BB - 36.5 B - 42.4 CCC,CC,C - 8.4 Not Rated - 2.1 Equities - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.9 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 77.7 Bank Loan Obligations 15.3 Preferred Securities 2.2 U.S. Treasury Obligations 1.3 Asset-Backed Securities 0.5 Common Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 2.9 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 77.7 Bank Loan Obligations - 15.3 Preferred Securities - 2.2 U.S. Treasury Obligations - 1.3 Asset-Backed Securities - 0.5 Common Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.9 United States 87.2 Canada 4.0 United Kingdom 2.0 Australia 0.8 Ireland 0.8 France 0.7 Germany 0.5 Switzerland 0.5 Grand Cayman (UK Overseas Ter) 0.5 Others 3.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.2 Canada - 4.0 United Kingdom - 2.0 Australia - 0.8 Ireland - 0.8 France - 0.7 Germany - 0.5 Switzerland - 0.5 Grand Cayman (UK Overseas Ter) - 0.5 Others - 3.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) TransDigm Inc 2.1 Carnival Corp 1.6 EchoStar Corp 1.5 US Treasury Notes 1.3 Univision Communications Inc 1.3 OneMain Finance Corp 1.1 CCO Holdings LLC / CCO Holdings Capital Corp 1.0 Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 1.0 Royal Caribbean Cruises Ltd 1.0 Tenet Healthcare Corp 1.0 12.9
Fidelity Healthy Future Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Healthy Future Fund
Class Name	Fidelity® Healthy Future Fund
Trading Symbol	FAPHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Healthy Future Fund for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Healthy Future Fund	$ 108	1.06%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities advanced for the 12 months ending April 30, 2025, amid resilient global economic growth, slowing inflation, global monetary easing, a generally weaker U.S. dollar and anticipated earnings growth in 2025, despite challenges that included decelerating earnings growth, changes to U.S. tariff policy and reactive tariff policy changes from other countries.
•Against this backdrop, security selection in the United States and an underweight in Canada detracted from the fund's performance versus the MSCI World Health & Wellness Select Index for the fiscal year.
•By sector, security selection was the primary detractor, especially within consumer discretionary and consumer staples.
•The largest individual relative detractor was an underweight in Tesla (+54%). The company was among our largest holdings this period. The second-largest relative detractor was our non-benchmark stake in Estee Lauder (-56%). A non-benchmark stake in lululemon athletica returned -46% and notably hurt.
•From a regional standpoint, an underweight in Japan and a non-benchmark allocation to emerging markets contributed.
•By sector, the biggest contributor to performance versus the benchmark was an underweight in materials. Picks in real estate also boosted relative performance, as well as  picks and an overweight in information technology.
•The top individual relative contributor this period was avoiding Elevance Health, a benchmark component that returned about -19%. The second-largest relative contributor was our stake in Toyota Motor (+9%). Toyota Motor was not held at period end. A non-benchmark stake in Sprouts Farmers Market gained approximately 161% and notably helped.
•Notable changes in positioning include increased exposure to the United Kingdom and a lower allocation to France. By sector, meaningful changes in positioning include increased exposure to financials and industrials.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 24, 2022 through April 30, 2025. Initial investment of $10,000. Fidelity® Healthy Future Fund $10,000 $10,590 $11,979 $12,582 MSCI World Health & Wellness Select Index $10,000 $10,562 $11,930 $13,118 MSCI ACWI (All Country World Index) Index $10,000 $10,675 $12,583 $14,118 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Healthy Future Fund 5.03% 8.13% MSCI World Health & Wellness Select Index 9.96% 9.68% MSCI ACWI (All Country World Index) Index 12.20% 12.46% A From May 24, 2022 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 24, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 13,061,501
Holdings Count | shares	68
Advisory Fees Paid, Amount	$ 105,030
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$13,061,501
Number of Holdings	68
Total Advisory Fee	$105,030
Portfolio Turnover	48%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Health Care 31.2 Consumer Staples 25.4 Financials 14.2 Consumer Discretionary 12.5 Industrials 6.0 Information Technology 4.8 Real Estate 1.7 Communication Services 0.9 Utilities 0.8 Common Stocks 97.5 Short-Term Investments and Net Other Assets (Liabilities) 2.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.5 Short-Term Investments and Net Other Assets (Liabilities) - 2.5 United States 82.6 United Kingdom 5.0 Hong Kong 3.1 France 3.1 Japan 1.7 Belgium 1.7 China 1.1 Switzerland 1.0 Germany 0.4 Others 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 82.6 United Kingdom - 5.0 Hong Kong - 3.1 France - 3.1 Japan - 1.7 Belgium - 1.7 China - 1.1 Switzerland - 1.0 Germany - 0.4 Others - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Procter & Gamble Co/The 6.2 Nestle SA 4.9 NVIDIA Corp 4.7 Unilever PLC 4.6 Uber Technologies Inc 3.8 Thermo Fisher Scientific Inc 3.8 Apollo Global Management Inc 3.7 UnitedHealth Group Inc 3.6 AIA Group Ltd 3.1 Colgate-Palmolive Co 2.8 41.2
Fidelity Advisor Women's Leadership Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Women's Leadership Fund
Class Name	Fidelity Advisor® Women's Leadership Fund Class A
Trading Symbol	FWOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Women's Leadership Fund for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 98	0.98%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending April 30, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, beginning in February investor optimism gave way to volatility amid a flurry of executive actions by the new administration and uncertainty stemming from shifting policy priorities, especially related to tariffs.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI USA Women's Leadership Index for the fiscal year, especially within information technology, where our stock picks in software & services hurt most. Also hurting our result were picks in financials, primarily within the financial services industry, and health care, primarily within the health care equipment & services industry.
•Not owning Cloudflare, a benchmark component that gained 38%, was the largest individual relative detractor. The second-largest relative detractor this period was avoiding Robinhood Markets, a benchmark component that gained 204%. An overweight in Estee Lauder (-58%) also detracted.
•In contrast, the biggest contributors to performance versus the benchmark were picks and an underweight in communication services, primarily within the media & entertainment industry. Picks in consumer discretionary, primarily within the consumer durables & apparel industry, and real estate, primarily within the equity real estate investment trusts industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Nvidia (+24%). The company was one of our biggest holdings. A second notable relative contributor this period was avoiding Teradyne, a benchmark component that returned -47%. An overweight in GE Vernova (+145%) also helped.
•Notable changes in positioning include higher allocations to the consumer staples and industrials sectors.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 1, 2019 through April 30, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,252 $14,436 $12,782 $13,051 $15,473 $15,593 MSCI USA Women's Leadership Index $10,000 $9,399 $14,585 $13,499 $13,031 $15,104 $15,610 Russell 3000® Index $10,000 $9,973 $15,051 $14,582 $14,801 $18,102 $20,166 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class A (incl. 5.75% sales charge) -5.02% 9.70% 7.68% Class A (without 5.75% sales charge) 0.78% 11.01% 8.75% MSCI USA Women's Leadership Index 3.35% 10.68% 7.70% Russell 3000® Index 11.40% 15.12% 12.39% A From May 1, 2019 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 01, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 132,096,855
Holdings Count | shares	99
Advisory Fees Paid, Amount	$ 858,768
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$132,096,855
Number of Holdings	99
Total Advisory Fee	$858,768
Portfolio Turnover	45%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 25.1 Industrials 14.6 Financials 13.7 Health Care 13.1 Consumer Discretionary 12.5 Consumer Staples 6.4 Communication Services 6.3 Real Estate 2.9 Energy 2.6 Materials 1.5 Utilities 0.9 Common Stocks 99.3 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Preferred Stocks - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 91.4 Ireland 1.7 France 1.7 Belgium 1.1 Netherlands 1.0 Germany 0.8 Italy 0.7 Canada 0.7 Australia 0.5 Others 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.4 Ireland - 1.7 France - 1.7 Belgium - 1.1 Netherlands - 1.0 Germany - 0.8 Italy - 0.7 Canada - 0.7 Australia - 0.5 Others - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 6.7 Microsoft Corp 5.6 Amazon.com Inc 4.2 NVIDIA Corp 3.5 Eli Lilly & Co 2.1 JPMorgan Chase & Co 2.0 Alphabet Inc Class A 1.9 Accenture PLC Class A 1.7 Cigna Group/The 1.6 Micron Technology Inc 1.6 30.9
Fidelity Advisor High Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® High Income Fund
Class Name	Fidelity Advisor® High Income Fund Class M
Trading Symbol	FGRMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® High Income Fund for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 99	0.95%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•High-yield bonds advanced for the 12 months ending April 30, 2025, driven by a sturdy economy and corporate profits, tight spreads, strong demand, light bond supply and the Federal Reserve's mid-September pivot to cutting interest rates.
•Against this backdrop, the fund's core investment in high-yield bonds gained 9.52% and contributed to performance versus the ICE BofA US High Yield/US High Yield Constrained Blend Index for the fiscal year. By industry, the primary detractor from performance versus the benchmark was an underweight in media. Picks in technology & electronics also hampered the fund's result, as did an overweight in energy.
•The largest individual relative detractor was an underweight in Dish DBS (+39%).
•The second-largest relative detractor was an overweight in Bausch Health (+12%).
•Another notable relative detractor was a non-benchmark stake in Wolfspeed (-29%).
•In contrast, the biggest contributor to performance versus the benchmark was security selection in energy. Our choices and an overweight in telecommunications also boosted the fund's relative performance, as did our picks in real estate.
•The top individual relative contributor was an overweight in EchoStar (+41%). The company was one of the fund's largest holdings.
•A non-benchmark stake in Redfin gained about 80% and was a second notable relative contributor.
•Another notable relative contributor was an overweight in Emergent BioSolutions (+32%). This period we decreased our stake in the firm.
•Notable changes in positioning include increased exposure to the utility industry and a lower allocation to leisure.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE December 4, 2018 through April 30, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,600 $10,145 $9,573 $10,966 $10,414 $10,275 $11,112 $12,024 ICE® BofA® US High Yield Constrained Index $10,000 $10,620 $10,060 $12,073 $11,474 $11,593 $12,623 $13,720 Bloomberg U.S. Universal Bond Index $10,000 $10,458 $11,415 $11,618 $10,623 $10,589 $10,554 $11,413 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class M (incl. 4.00% sales charge) 3.88% 3.81% 2.92% Class M (without 4.00% sales charge) 8.20% 4.66% 3.58% ICE® BofA® US High Yield Constrained Index 8.69% 6.40% 5.06% Bloomberg U.S. Universal Bond Index 8.14% 0.00% 2.08% A From December 4, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Dec. 04, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,840,202,158
Holdings Count | shares	867
Advisory Fees Paid, Amount	$ 17,630,744
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$2,840,202,158
Number of Holdings	867
Total Advisory Fee	$17,630,744
Portfolio Turnover	70%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 1.4 A 0.3 BBB 3.0 BB 36.3 B 35.8 CCC,CC,C 15.4 Not Rated 3.3 Equities 3.4 Short-Term Investments and Net Other Assets (Liabilities) 1.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 1.4 A - 0.3 BBB - 3.0 BB - 36.3 B - 35.8 CCC,CC,C - 15.4 Not Rated - 3.3 Equities - 3.4 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 84.6 Bank Loan Obligations 7.3 Preferred Securities 2.0 Common Stocks 1.4 U.S. Treasury Obligations 1.4 Fixed-Income Funds 1.2 Alternative Funds 0.8 Asset-Backed Securities 0.2 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 84.6 Bank Loan Obligations - 7.3 Preferred Securities - 2.0 Common Stocks - 1.4 U.S. Treasury Obligations - 1.4 Fixed-Income Funds - 1.2 Alternative Funds - 0.8 Asset-Backed Securities - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 United States 83.6 Canada 3.0 United Kingdom 1.7 France 1.6 Ireland 1.1 Australia 0.7 Luxembourg 0.7 Switzerland 0.6 Germany 0.6 Others 6.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 83.6 Canada - 3.0 United Kingdom - 1.7 France - 1.6 Ireland - 1.1 Australia - 0.7 Luxembourg - 0.7 Switzerland - 0.6 Germany - 0.6 Others - 6.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 1.4 CCO Holdings LLC / CCO Holdings Capital Corp 1.4 iShares Broad USD High Yield Corporate Bond ETF 1.2 EchoStar Corp 1.2 CHS/Community Health Systems Inc 1.1 Altice France SA 1.0 Carnival Corp 1.0 TransDigm Inc 0.9 Level 3 Financing Inc 0.9 Cloud Software Group Inc 0.8 10.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 28, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity® Global High Income Fund merged into Fidelity® High Income Fund on September 13, 2024.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 28, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor High Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® High Income Fund
Class Name	Fidelity Advisor® High Income Fund Class C
Trading Symbol	FGSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® High Income Fund for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 177	1.70%

Expenses Paid, Amount	$ 177
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•High-yield bonds advanced for the 12 months ending April 30, 2025, driven by a sturdy economy and corporate profits, tight spreads, strong demand, light bond supply and the Federal Reserve's mid-September pivot to cutting interest rates.
•Against this backdrop, the fund's core investment in high-yield bonds gained 9.52% and contributed to performance versus the ICE BofA US High Yield/US High Yield Constrained Blend Index for the fiscal year. By industry, the primary detractor from performance versus the benchmark was an underweight in media. Picks in technology & electronics also hampered the fund's result, as did an overweight in energy.
•The largest individual relative detractor was an underweight in Dish DBS (+39%).
•The second-largest relative detractor was an overweight in Bausch Health (+12%).
•Another notable relative detractor was a non-benchmark stake in Wolfspeed (-29%).
•In contrast, the biggest contributor to performance versus the benchmark was security selection in energy. Our choices and an overweight in telecommunications also boosted the fund's relative performance, as did our picks in real estate.
•The top individual relative contributor was an overweight in EchoStar (+41%). The company was one of the fund's largest holdings.
•A non-benchmark stake in Redfin gained about 80% and was a second notable relative contributor.
•Another notable relative contributor was an overweight in Emergent BioSolutions (+32%). This period we decreased our stake in the firm.
•Notable changes in positioning include increased exposure to the utility industry and a lower allocation to leisure.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE December 4, 2018 through April 30, 2025. Initial investment of $10,000. Class C $10,000 $10,536 $9,867 $11,217 $10,571 $10,350 $11,108 $11,930 ICE® BofA® US High Yield Constrained Index $10,000 $10,620 $10,060 $12,073 $11,474 $11,593 $12,623 $13,720 Bloomberg U.S. Universal Bond Index $10,000 $10,458 $11,415 $11,618 $10,623 $10,589 $10,554 $11,413 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class C (incl. contingent deferred sales charge) 6.40% 3.87% 2.79% Class C 7.40% 3.87% 2.79% ICE® BofA® US High Yield Constrained Index 8.69% 6.40% 5.06% Bloomberg U.S. Universal Bond Index 8.14% 0.00% 2.08% A From December 4, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Dec. 04, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,840,202,158
Holdings Count | shares	867
Advisory Fees Paid, Amount	$ 17,630,744
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$2,840,202,158
Number of Holdings	867
Total Advisory Fee	$17,630,744
Portfolio Turnover	70%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 1.4 A 0.3 BBB 3.0 BB 36.3 B 35.8 CCC,CC,C 15.4 Not Rated 3.3 Equities 3.4 Short-Term Investments and Net Other Assets (Liabilities) 1.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 1.4 A - 0.3 BBB - 3.0 BB - 36.3 B - 35.8 CCC,CC,C - 15.4 Not Rated - 3.3 Equities - 3.4 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 84.6 Bank Loan Obligations 7.3 Preferred Securities 2.0 Common Stocks 1.4 U.S. Treasury Obligations 1.4 Fixed-Income Funds 1.2 Alternative Funds 0.8 Asset-Backed Securities 0.2 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 84.6 Bank Loan Obligations - 7.3 Preferred Securities - 2.0 Common Stocks - 1.4 U.S. Treasury Obligations - 1.4 Fixed-Income Funds - 1.2 Alternative Funds - 0.8 Asset-Backed Securities - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 United States 83.6 Canada 3.0 United Kingdom 1.7 France 1.6 Ireland 1.1 Australia 0.7 Luxembourg 0.7 Switzerland 0.6 Germany 0.6 Others 6.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 83.6 Canada - 3.0 United Kingdom - 1.7 France - 1.6 Ireland - 1.1 Australia - 0.7 Luxembourg - 0.7 Switzerland - 0.6 Germany - 0.6 Others - 6.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 1.4 CCO Holdings LLC / CCO Holdings Capital Corp 1.4 iShares Broad USD High Yield Corporate Bond ETF 1.2 EchoStar Corp 1.2 CHS/Community Health Systems Inc 1.1 Altice France SA 1.0 Carnival Corp 1.0 TransDigm Inc 0.9 Level 3 Financing Inc 0.9 Cloud Software Group Inc 0.8 10.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 28, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee Operating expenses	Fidelity® Global High Income Fund merged into Fidelity® High Income Fund on September 13, 2024.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee Operating expenses
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 28, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Short Duration High Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Short Duration High Income Fund
Class Name	Fidelity Advisor® Short Duration High Income Fund Class A
Trading Symbol	FSBHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Short Duration High Income Fund for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 103	1.00%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•High-yield bonds advanced for the 12 months ending April 30, 2025, driven by a sturdy economy and corporate profits, tight spreads, strong demand, light bond supply and the Federal Reserve's mid-September pivot to cutting interest rates.
•Against this backdrop, the fund's core investment in high-yield bonds gained 8.00% and contributed to performance versus the Fidelity Short Duration High Income Fund Composite Index for the fiscal year. By industry, the primary detractor from performance versus the benchmark was security selection in consumer goods. Our choices and an overweight in energy also hampered the fund's relative result.
•A non-benchmark stake in Wolfspeed returned -31% and was the largest individual relative detractor.
•A second notable relative detractor was an overweight in Nabors Industries (-27%).
•An overweight in Univision (+3%) also hurt. It was one of the fund's biggest holdings.
•In contrast, the primary contributor to performance versus the benchmark was security selection in media. Our choices in transportation and telecommunications also boosted the fund's relative result.
•The top individual relative contributor was an overweight in EchoStar (+36%). It was one of the fund's biggest holdings.
•The second-largest relative contributor was an overweight in Altice USA (+11%).
•An overweight in CommScope (+23%) also contributed.
•Notable changes in positioning include decreased exposure to the real estate industry and a higher allocation to financial services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE April 30, 2015 through April 30, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,600 $9,307 $10,130 $10,368 $10,837 $10,569 $11,714 $11,410 $11,516 $12,451 $13,263 Fidelity Short Duration High Income Fund Composite Index℠ $10,000 $9,933 $10,827 $11,173 $11,841 $11,347 $13,179 $13,045 $13,374 $14,572 $15,616 ICE® BofA® 1-5 Year BB-B US Cash Pay High Yield Constrained Index $10,000 $9,883 $10,870 $11,239 $11,949 $11,362 $13,213 $12,985 $13,286 $14,397 $15,453 Bloomberg U.S. Universal Bond Index $10,000 $10,257 $10,469 $10,470 $11,033 $12,042 $12,256 $11,206 $11,171 $11,134 $12,040 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 4.00% sales charge) 2.27% 3.79% 2.86% Class A (without 4.00% sales charge) 6.53% 4.65% 3.29% Fidelity Short Duration High Income Fund Composite Index℠ 7.17% 6.60% 4.56% ICE® BofA® 1-5 Year BB-B US Cash Pay High Yield Constrained Index 7.33% 6.34% 4.45% Bloomberg U.S. Universal Bond Index 8.14% 0.00% 1.87% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 293,880,811
Holdings Count | shares	565
Advisory Fees Paid, Amount	$ 1,680,978
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$293,880,811
Number of Holdings	565
Total Advisory Fee	$1,680,978
Portfolio Turnover	43%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 1.3 A 0.3 BBB 6.0 BB 36.5 B 42.4 CCC,CC,C 8.4 Not Rated 2.1 Equities 0.1 Short-Term Investments and Net Other Assets (Liabilities) 2.9 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 1.3 A - 0.3 BBB - 6.0 BB - 36.5 B - 42.4 CCC,CC,C - 8.4 Not Rated - 2.1 Equities - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.9 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 77.7 Bank Loan Obligations 15.3 Preferred Securities 2.2 U.S. Treasury Obligations 1.3 Asset-Backed Securities 0.5 Common Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 2.9 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 77.7 Bank Loan Obligations - 15.3 Preferred Securities - 2.2 U.S. Treasury Obligations - 1.3 Asset-Backed Securities - 0.5 Common Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.9 United States 87.2 Canada 4.0 United Kingdom 2.0 Australia 0.8 Ireland 0.8 France 0.7 Germany 0.5 Switzerland 0.5 Grand Cayman (UK Overseas Ter) 0.5 Others 3.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.2 Canada - 4.0 United Kingdom - 2.0 Australia - 0.8 Ireland - 0.8 France - 0.7 Germany - 0.5 Switzerland - 0.5 Grand Cayman (UK Overseas Ter) - 0.5 Others - 3.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) TransDigm Inc 2.1 Carnival Corp 1.6 EchoStar Corp 1.5 US Treasury Notes 1.3 Univision Communications Inc 1.3 OneMain Finance Corp 1.1 CCO Holdings LLC / CCO Holdings Capital Corp 1.0 Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 1.0 Royal Caribbean Cruises Ltd 1.0 Tenet Healthcare Corp 1.0 12.9
Fidelity Advisor Healthy Future Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Healthy Future Fund
Class Name	Fidelity Advisor® Healthy Future Fund Class M
Trading Symbol	FAPLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Healthy Future Fund for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 159	1.55%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities advanced for the 12 months ending April 30, 2025, amid resilient global economic growth, slowing inflation, global monetary easing, a generally weaker U.S. dollar and anticipated earnings growth in 2025, despite challenges that included decelerating earnings growth, changes to U.S. tariff policy and reactive tariff policy changes from other countries.
•Against this backdrop, security selection in the United States and an underweight in Canada detracted from the fund's performance versus the MSCI World Health & Wellness Select Index for the fiscal year.
•By sector, security selection was the primary detractor, especially within consumer discretionary and consumer staples.
•The largest individual relative detractor was an underweight in Tesla (+54%). The company was among our largest holdings this period. The second-largest relative detractor was our non-benchmark stake in Estee Lauder (-56%). A non-benchmark stake in lululemon athletica returned -46% and notably hurt.
•From a regional standpoint, an underweight in Japan and a non-benchmark allocation to emerging markets contributed.
•By sector, the biggest contributor to performance versus the benchmark was an underweight in materials. Picks in real estate also boosted relative performance, as well as  picks and an overweight in information technology.
•The top individual relative contributor this period was avoiding Elevance Health, a benchmark component that returned about -19%. The second-largest relative contributor was our stake in Toyota Motor (+9%). Toyota Motor was not held at period end. A non-benchmark stake in Sprouts Farmers Market gained approximately 161% and notably helped.
•Notable changes in positioning include increased exposure to the United Kingdom and a lower allocation to France. By sector, meaningful changes in positioning include increased exposure to financials and industrials.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 24, 2022 through April 30, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $10,171 $11,445 $11,966 MSCI World Health & Wellness Select Index $10,000 $10,562 $11,930 $13,118 MSCI ACWI (All Country World Index) Index $10,000 $10,675 $12,583 $14,118 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class M (incl. 3.50% sales charge) 0.89% 6.30% Class M (without 3.50% sales charge) 4.55% 7.60% MSCI World Health & Wellness Select Index 9.96% 9.68% MSCI ACWI (All Country World Index) Index 12.20% 12.46% A From May 24, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 24, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 13,061,501
Holdings Count | shares	68
Advisory Fees Paid, Amount	$ 105,030
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$13,061,501
Number of Holdings	68
Total Advisory Fee	$105,030
Portfolio Turnover	48%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Health Care 31.2 Consumer Staples 25.4 Financials 14.2 Consumer Discretionary 12.5 Industrials 6.0 Information Technology 4.8 Real Estate 1.7 Communication Services 0.9 Utilities 0.8 Common Stocks 97.5 Short-Term Investments and Net Other Assets (Liabilities) 2.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.5 Short-Term Investments and Net Other Assets (Liabilities) - 2.5 United States 82.6 United Kingdom 5.0 Hong Kong 3.1 France 3.1 Japan 1.7 Belgium 1.7 China 1.1 Switzerland 1.0 Germany 0.4 Others 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 82.6 United Kingdom - 5.0 Hong Kong - 3.1 France - 3.1 Japan - 1.7 Belgium - 1.7 China - 1.1 Switzerland - 1.0 Germany - 0.4 Others - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Procter & Gamble Co/The 6.2 Nestle SA 4.9 NVIDIA Corp 4.7 Unilever PLC 4.6 Uber Technologies Inc 3.8 Thermo Fisher Scientific Inc 3.8 Apollo Global Management Inc 3.7 UnitedHealth Group Inc 3.6 AIA Group Ltd 3.1 Colgate-Palmolive Co 2.8 41.2
Fidelity Advisor Short Duration High Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Short Duration High Income Fund
Class Name	Fidelity Advisor® Short Duration High Income Fund Class M
Trading Symbol	FSEHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Short Duration High Income Fund for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 103	1.00%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•High-yield bonds advanced for the 12 months ending April 30, 2025, driven by a sturdy economy and corporate profits, tight spreads, strong demand, light bond supply and the Federal Reserve's mid-September pivot to cutting interest rates.
•Against this backdrop, the fund's core investment in high-yield bonds gained 8.00% and contributed to performance versus the Fidelity Short Duration High Income Fund Composite Index for the fiscal year. By industry, the primary detractor from performance versus the benchmark was security selection in consumer goods. Our choices and an overweight in energy also hampered the fund's relative result.
•A non-benchmark stake in Wolfspeed returned -31% and was the largest individual relative detractor.
•A second notable relative detractor was an overweight in Nabors Industries (-27%).
•An overweight in Univision (+3%) also hurt. It was one of the fund's biggest holdings.
•In contrast, the primary contributor to performance versus the benchmark was security selection in media. Our choices in transportation and telecommunications also boosted the fund's relative result.
•The top individual relative contributor was an overweight in EchoStar (+36%). It was one of the fund's biggest holdings.
•The second-largest relative contributor was an overweight in Altice USA (+11%).
•An overweight in CommScope (+23%) also contributed.
•Notable changes in positioning include decreased exposure to the real estate industry and a higher allocation to financial services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE April 30, 2015 through April 30, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,600 $9,307 $10,130 $10,368 $10,837 $10,557 $11,714 $11,410 $11,516 $12,437 $13,264 Fidelity Short Duration High Income Fund Composite Index℠ $10,000 $9,933 $10,827 $11,173 $11,841 $11,347 $13,179 $13,045 $13,374 $14,572 $15,616 ICE® BofA® 1-5 Year BB-B US Cash Pay High Yield Constrained Index $10,000 $9,883 $10,870 $11,239 $11,949 $11,362 $13,213 $12,985 $13,286 $14,397 $15,453 Bloomberg U.S. Universal Bond Index $10,000 $10,257 $10,469 $10,470 $11,033 $12,042 $12,256 $11,206 $11,171 $11,134 $12,040 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 4.00% sales charge) 2.38% 3.82% 2.86% Class M (without 4.00% sales charge) 6.65% 4.67% 3.29% Fidelity Short Duration High Income Fund Composite Index℠ 7.17% 6.60% 4.56% ICE® BofA® 1-5 Year BB-B US Cash Pay High Yield Constrained Index 7.33% 6.34% 4.45% Bloomberg U.S. Universal Bond Index 8.14% 0.00% 1.87% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 293,880,811
Holdings Count | shares	565
Advisory Fees Paid, Amount	$ 1,680,978
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$293,880,811
Number of Holdings	565
Total Advisory Fee	$1,680,978
Portfolio Turnover	43%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 1.3 A 0.3 BBB 6.0 BB 36.5 B 42.4 CCC,CC,C 8.4 Not Rated 2.1 Equities 0.1 Short-Term Investments and Net Other Assets (Liabilities) 2.9 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 1.3 A - 0.3 BBB - 6.0 BB - 36.5 B - 42.4 CCC,CC,C - 8.4 Not Rated - 2.1 Equities - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.9 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 77.7 Bank Loan Obligations 15.3 Preferred Securities 2.2 U.S. Treasury Obligations 1.3 Asset-Backed Securities 0.5 Common Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 2.9 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 77.7 Bank Loan Obligations - 15.3 Preferred Securities - 2.2 U.S. Treasury Obligations - 1.3 Asset-Backed Securities - 0.5 Common Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.9 United States 87.2 Canada 4.0 United Kingdom 2.0 Australia 0.8 Ireland 0.8 France 0.7 Germany 0.5 Switzerland 0.5 Grand Cayman (UK Overseas Ter) 0.5 Others 3.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.2 Canada - 4.0 United Kingdom - 2.0 Australia - 0.8 Ireland - 0.8 France - 0.7 Germany - 0.5 Switzerland - 0.5 Grand Cayman (UK Overseas Ter) - 0.5 Others - 3.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) TransDigm Inc 2.1 Carnival Corp 1.6 EchoStar Corp 1.5 US Treasury Notes 1.3 Univision Communications Inc 1.3 OneMain Finance Corp 1.1 CCO Holdings LLC / CCO Holdings Capital Corp 1.0 Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 1.0 Royal Caribbean Cruises Ltd 1.0 Tenet Healthcare Corp 1.0 12.9
Fidelity Advisor Short Duration High Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Short Duration High Income Fund
Class Name	Fidelity Advisor® Short Duration High Income Fund Class C
Trading Symbol	FSDHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Short Duration High Income Fund for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 180	1.75%

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•High-yield bonds advanced for the 12 months ending April 30, 2025, driven by a sturdy economy and corporate profits, tight spreads, strong demand, light bond supply and the Federal Reserve's mid-September pivot to cutting interest rates.
•Against this backdrop, the fund's core investment in high-yield bonds gained 8.00% and contributed to performance versus the Fidelity Short Duration High Income Fund Composite Index for the fiscal year. By industry, the primary detractor from performance versus the benchmark was security selection in consumer goods. Our choices and an overweight in energy also hampered the fund's relative result.
•A non-benchmark stake in Wolfspeed returned -31% and was the largest individual relative detractor.
•A second notable relative detractor was an overweight in Nabors Industries (-27%).
•An overweight in Univision (+3%) also hurt. It was one of the fund's biggest holdings.
•In contrast, the primary contributor to performance versus the benchmark was security selection in media. Our choices in transportation and telecommunications also boosted the fund's relative result.
•The top individual relative contributor was an overweight in EchoStar (+36%). It was one of the fund's biggest holdings.
•The second-largest relative contributor was an overweight in Altice USA (+11%).
•An overweight in CommScope (+23%) also contributed.
•Notable changes in positioning include decreased exposure to the real estate industry and a higher allocation to financial services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE April 30, 2015 through April 30, 2025. Initial investment of $10,000. Class C $10,000 $9,632 $10,395 $10,561 $10,956 $10,606 $11,667 $11,279 $11,299 $12,216 $13,014 Fidelity Short Duration High Income Fund Composite Index℠ $10,000 $9,933 $10,827 $11,173 $11,841 $11,347 $13,179 $13,045 $13,374 $14,572 $15,616 ICE® BofA® 1-5 Year BB-B US Cash Pay High Yield Constrained Index $10,000 $9,883 $10,870 $11,239 $11,949 $11,362 $13,213 $12,985 $13,286 $14,397 $15,453 Bloomberg U.S. Universal Bond Index $10,000 $10,257 $10,469 $10,470 $11,033 $12,042 $12,256 $11,206 $11,171 $11,134 $12,040 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 4.73% 3.87% 2.67% Class C 5.73% 3.87% 2.67% Fidelity Short Duration High Income Fund Composite Index℠ 7.17% 6.60% 4.56% ICE® BofA® 1-5 Year BB-B US Cash Pay High Yield Constrained Index 7.33% 6.34% 4.45% Bloomberg U.S. Universal Bond Index 8.14% 0.00% 1.87% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 293,880,811
Holdings Count | shares	565
Advisory Fees Paid, Amount	$ 1,680,978
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$293,880,811
Number of Holdings	565
Total Advisory Fee	$1,680,978
Portfolio Turnover	43%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 1.3 A 0.3 BBB 6.0 BB 36.5 B 42.4 CCC,CC,C 8.4 Not Rated 2.1 Equities 0.1 Short-Term Investments and Net Other Assets (Liabilities) 2.9 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 1.3 A - 0.3 BBB - 6.0 BB - 36.5 B - 42.4 CCC,CC,C - 8.4 Not Rated - 2.1 Equities - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.9 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 77.7 Bank Loan Obligations 15.3 Preferred Securities 2.2 U.S. Treasury Obligations 1.3 Asset-Backed Securities 0.5 Common Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 2.9 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 77.7 Bank Loan Obligations - 15.3 Preferred Securities - 2.2 U.S. Treasury Obligations - 1.3 Asset-Backed Securities - 0.5 Common Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.9 United States 87.2 Canada 4.0 United Kingdom 2.0 Australia 0.8 Ireland 0.8 France 0.7 Germany 0.5 Switzerland 0.5 Grand Cayman (UK Overseas Ter) 0.5 Others 3.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.2 Canada - 4.0 United Kingdom - 2.0 Australia - 0.8 Ireland - 0.8 France - 0.7 Germany - 0.5 Switzerland - 0.5 Grand Cayman (UK Overseas Ter) - 0.5 Others - 3.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) TransDigm Inc 2.1 Carnival Corp 1.6 EchoStar Corp 1.5 US Treasury Notes 1.3 Univision Communications Inc 1.3 OneMain Finance Corp 1.1 CCO Holdings LLC / CCO Holdings Capital Corp 1.0 Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 1.0 Royal Caribbean Cruises Ltd 1.0 Tenet Healthcare Corp 1.0 12.9
Fidelity Capital & Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Capital & Income Fund
Class Name	Fidelity® Capital & Income Fund
Trading Symbol	FAGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Capital & Income Fund for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Capital & Income Fund	$ 65	0.63%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•High-yield bonds advanced for the 12 months ending April 30, 2025, driven by a sturdy economy and corporate profits, tight spreads, strong demand, light bond supply and the Federal Reserve's mid-September pivot to cutting interest rates.
•Against this backdrop, the fund's core investment in high-yield bonds gained 9.29% and contributed to performance versus the ICE BofA US High Yield/US High Yield Constrained Blend Index for the fiscal year.
•By industry, security selection was the primary relative detractor, especially within technology & electronics. Our choices in basic industry also hampered the fund's result, as did our choices and an underweight in media.
•The fund's non-benchmark stake in Wolfspeed returned -40% and was the largest individual relative detractor. A second notable relative detractor was an overweight in ON Semiconductor (-35%). Another relative detractor was negligible exposure to Charter Communications (+1%), which was not held at period end.
•In contrast, the primary contributors to performance versus the benchmark was security selection in energy, telecommunications and automotive.
•The top individual relative contributor was an overweight in EchoStar (+33%). It was the fund's top holding at period end. The second-largest relative contributor was an overweight in Vistra Operations (+32%). It was one of the fund's biggest holdings. Another notable relative contributor was a non-benchmark stake in BYD (+76%).
•Notable changes in positioning include decreased exposure to the banking industry and a higher allocation to telecommunications.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE April 30, 2015 through April 30, 2025. Initial investment of $10,000. Fidelity® Capital & Income Fund $10,000 $9,695 $11,038 $11,646 $12,430 $11,574 $15,319 $14,818 $15,128 $16,779 $17,935 ICE® BofA® US High Yield Constrained Index $10,000 $9,870 $11,217 $11,578 $12,354 $11,703 $14,045 $13,349 $13,486 $14,685 $15,961 Bloomberg U.S. Universal Bond Index $10,000 $10,257 $10,469 $10,470 $11,033 $12,042 $12,256 $11,206 $11,171 $11,134 $12,040 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Capital & Income Fund 6.89% 9.15% 6.02% ICE® BofA® US High Yield Constrained Index 8.69% 6.40% 4.79% Bloomberg U.S. Universal Bond Index 8.14% 0.00% 1.87% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 13,152,591,245
Holdings Count | shares	752
Advisory Fees Paid, Amount	$ 82,749,854
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$13,152,591,245
Number of Holdings	752
Total Advisory Fee	$82,749,854
Portfolio Turnover	19%

Holdings [Text Block]	A 0.0 BBB 6.6 BB 20.3 B 28.0 CCC,CC,C 8.9 Not Rated 2.5 Equities 22.6 Short-Term Investments and Net Other Assets (Liabilities) 11.1 QUALITY DIVERSIFICATION (% of Fund's net assets) A - 0.0 BBB - 6.6 BB - 20.3 B - 28.0 CCC,CC,C - 8.9 Not Rated - 2.5 Equities - 22.6 Short-Term Investments and Net Other Assets (Liabilities) - 11.1 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 52.0 Common Stocks 19.8 Bank Loan Obligations 11.4 Alternative Funds 2.8 Preferred Securities 2.6 Asset-Backed Securities 0.3 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 11.1 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 52.0 Common Stocks - 19.8 Bank Loan Obligations - 11.4 Alternative Funds - 2.8 Preferred Securities - 2.6 Asset-Backed Securities - 0.3 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 11.1 United States 90.9 Canada 2.2 United Kingdom 1.7 France 1.5 China 0.6 Netherlands 0.5 Australia 0.4 Luxembourg 0.4 Taiwan 0.3 Others 1.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.9 Canada - 2.2 United Kingdom - 1.7 France - 1.5 China - 0.6 Netherlands - 0.5 Australia - 0.4 Luxembourg - 0.4 Taiwan - 0.3 Others - 1.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Private Credit Company LLC 2.8 TransDigm Inc 2.3 EchoStar Corp 1.9 Ally Financial Inc 1.4 Altice France SA 1.4 X Corp 1.4 NVIDIA Corp 1.2 Energy Transfer LP 1.2 Tenet Healthcare Corp 1.1 Meta Platforms Inc Class A 1.1 15.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 28, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual management fee waiver during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual management fee waiver during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 28, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor High Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® High Income Fund
Class Name	Fidelity Advisor® High Income Fund Class Z
Trading Symbol	FGUMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® High Income Fund for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 63	0.60%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•High-yield bonds advanced for the 12 months ending April 30, 2025, driven by a sturdy economy and corporate profits, tight spreads, strong demand, light bond supply and the Federal Reserve's mid-September pivot to cutting interest rates.
•Against this backdrop, the fund's core investment in high-yield bonds gained 9.52% and contributed to performance versus the ICE BofA US High Yield/US High Yield Constrained Blend Index for the fiscal year. By industry, the primary detractor from performance versus the benchmark was an underweight in media. Picks in technology & electronics also hampered the fund's result, as did an overweight in energy.
•The largest individual relative detractor was an underweight in Dish DBS (+39%).
•The second-largest relative detractor was an overweight in Bausch Health (+12%).
•Another notable relative detractor was a non-benchmark stake in Wolfspeed (-29%).
•In contrast, the biggest contributor to performance versus the benchmark was security selection in energy. Our choices and an overweight in telecommunications also boosted the fund's relative performance, as did our picks in real estate.
•The top individual relative contributor was an overweight in EchoStar (+41%). The company was one of the fund's largest holdings.
•A non-benchmark stake in Redfin gained about 80% and was a second notable relative contributor.
•Another notable relative contributor was an overweight in Emergent BioSolutions (+32%). This period we decreased our stake in the firm.
•Notable changes in positioning include increased exposure to the utility industry and a lower allocation to leisure.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE December 4, 2018 through April 30, 2025. Initial investment of $10,000. Class Z $10,000 $10,583 $10,023 $11,522 $10,983 $10,876 $11,804 $12,817 ICE® BofA® US High Yield Constrained Index $10,000 $10,620 $10,060 $12,073 $11,474 $11,593 $12,623 $13,720 Bloomberg U.S. Universal Bond Index $10,000 $10,458 $11,415 $11,618 $10,623 $10,589 $10,554 $11,413 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 8.58% 5.04% 3.95% ICE® BofA® US High Yield Constrained Index 8.69% 6.40% 5.06% Bloomberg U.S. Universal Bond Index 8.14% 0.00% 2.08% A From December 4, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Dec. 04, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,840,202,158
Holdings Count | shares	867
Advisory Fees Paid, Amount	$ 17,630,744
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$2,840,202,158
Number of Holdings	867
Total Advisory Fee	$17,630,744
Portfolio Turnover	70%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 1.4 A 0.3 BBB 3.0 BB 36.3 B 35.8 CCC,CC,C 15.4 Not Rated 3.3 Equities 3.4 Short-Term Investments and Net Other Assets (Liabilities) 1.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 1.4 A - 0.3 BBB - 3.0 BB - 36.3 B - 35.8 CCC,CC,C - 15.4 Not Rated - 3.3 Equities - 3.4 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 84.6 Bank Loan Obligations 7.3 Preferred Securities 2.0 Common Stocks 1.4 U.S. Treasury Obligations 1.4 Fixed-Income Funds 1.2 Alternative Funds 0.8 Asset-Backed Securities 0.2 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 84.6 Bank Loan Obligations - 7.3 Preferred Securities - 2.0 Common Stocks - 1.4 U.S. Treasury Obligations - 1.4 Fixed-Income Funds - 1.2 Alternative Funds - 0.8 Asset-Backed Securities - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 United States 83.6 Canada 3.0 United Kingdom 1.7 France 1.6 Ireland 1.1 Australia 0.7 Luxembourg 0.7 Switzerland 0.6 Germany 0.6 Others 6.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 83.6 Canada - 3.0 United Kingdom - 1.7 France - 1.6 Ireland - 1.1 Australia - 0.7 Luxembourg - 0.7 Switzerland - 0.6 Germany - 0.6 Others - 6.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 1.4 CCO Holdings LLC / CCO Holdings Capital Corp 1.4 iShares Broad USD High Yield Corporate Bond ETF 1.2 EchoStar Corp 1.2 CHS/Community Health Systems Inc 1.1 Altice France SA 1.0 Carnival Corp 1.0 TransDigm Inc 0.9 Level 3 Financing Inc 0.9 Cloud Software Group Inc 0.8 10.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 28, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee Operating expenses	Fidelity® Global High Income Fund merged into Fidelity® High Income Fund on September 13, 2024.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee Operating expenses
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 28, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Women's Leadership Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Women's Leadership Fund
Class Name	Fidelity Advisor® Women's Leadership Fund Class I
Trading Symbol	FWMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Women's Leadership Fund for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 70	0.69%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending April 30, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, beginning in February investor optimism gave way to volatility amid a flurry of executive actions by the new administration and uncertainty stemming from shifting policy priorities, especially related to tariffs.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI USA Women's Leadership Index for the fiscal year, especially within information technology, where our stock picks in software & services hurt most. Also hurting our result were picks in financials, primarily within the financial services industry, and health care, primarily within the health care equipment & services industry.
•Not owning Cloudflare, a benchmark component that gained 38%, was the largest individual relative detractor. The second-largest relative detractor this period was avoiding Robinhood Markets, a benchmark component that gained 204%. An overweight in Estee Lauder (-58%) also detracted.
•In contrast, the biggest contributors to performance versus the benchmark were picks and an underweight in communication services, primarily within the media & entertainment industry. Picks in consumer discretionary, primarily within the consumer durables & apparel industry, and real estate, primarily within the equity real estate investment trusts industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Nvidia (+24%). The company was one of our biggest holdings. A second notable relative contributor this period was avoiding Teradyne, a benchmark component that returned -47%. An overweight in GE Vernova (+145%) also helped.
•Notable changes in positioning include higher allocations to the consumer staples and industrials sectors.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 1, 2019 through April 30, 2025. Initial investment of $10,000. Class I $10,000 $9,837 $15,397 $13,672 $14,009 $16,654 $16,823 MSCI USA Women's Leadership Index $10,000 $9,399 $14,585 $13,499 $13,031 $15,104 $15,610 Russell 3000® Index $10,000 $9,973 $15,051 $14,582 $14,801 $18,102 $20,166 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class I 1.02% 11.33% 9.05% MSCI USA Women's Leadership Index 3.35% 10.68% 7.70% Russell 3000® Index 11.40% 15.12% 12.39% A From May 1, 2019 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 01, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 132,096,855
Holdings Count | shares	99
Advisory Fees Paid, Amount	$ 858,768
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$132,096,855
Number of Holdings	99
Total Advisory Fee	$858,768
Portfolio Turnover	45%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 25.1 Industrials 14.6 Financials 13.7 Health Care 13.1 Consumer Discretionary 12.5 Consumer Staples 6.4 Communication Services 6.3 Real Estate 2.9 Energy 2.6 Materials 1.5 Utilities 0.9 Common Stocks 99.3 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Preferred Stocks - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 91.4 Ireland 1.7 France 1.7 Belgium 1.1 Netherlands 1.0 Germany 0.8 Italy 0.7 Canada 0.7 Australia 0.5 Others 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.4 Ireland - 1.7 France - 1.7 Belgium - 1.1 Netherlands - 1.0 Germany - 0.8 Italy - 0.7 Canada - 0.7 Australia - 0.5 Others - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 6.7 Microsoft Corp 5.6 Amazon.com Inc 4.2 NVIDIA Corp 3.5 Eli Lilly & Co 2.1 JPMorgan Chase & Co 2.0 Alphabet Inc Class A 1.9 Accenture PLC Class A 1.7 Cigna Group/The 1.6 Micron Technology Inc 1.6 30.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 28, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 28, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Short Duration High Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Short Duration High Income Fund
Class Name	Fidelity Advisor® Short Duration High Income Fund Class I
Trading Symbol	FSFHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Short Duration High Income Fund for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 77	0.75%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•High-yield bonds advanced for the 12 months ending April 30, 2025, driven by a sturdy economy and corporate profits, tight spreads, strong demand, light bond supply and the Federal Reserve's mid-September pivot to cutting interest rates.
•Against this backdrop, the fund's core investment in high-yield bonds gained 8.00% and contributed to performance versus the Fidelity Short Duration High Income Fund Composite Index for the fiscal year. By industry, the primary detractor from performance versus the benchmark was security selection in consumer goods. Our choices and an overweight in energy also hampered the fund's relative result.
•A non-benchmark stake in Wolfspeed returned -31% and was the largest individual relative detractor.
•A second notable relative detractor was an overweight in Nabors Industries (-27%).
•An overweight in Univision (+3%) also hurt. It was one of the fund's biggest holdings.
•In contrast, the primary contributor to performance versus the benchmark was security selection in media. Our choices in transportation and telecommunications also boosted the fund's relative result.
•The top individual relative contributor was an overweight in EchoStar (+36%). It was one of the fund's biggest holdings.
•The second-largest relative contributor was an overweight in Altice USA (+11%).
•An overweight in CommScope (+23%) also contributed.
•Notable changes in positioning include decreased exposure to the real estate industry and a higher allocation to financial services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE April 30, 2015 through April 30, 2025. Initial investment of $10,000. Class I $10,000 $9,729 $10,604 $10,882 $11,402 $11,148 $12,387 $12,095 $12,238 $13,265 $14,166 Fidelity Short Duration High Income Fund Composite Index℠ $10,000 $9,933 $10,827 $11,173 $11,841 $11,347 $13,179 $13,045 $13,374 $14,572 $15,616 ICE® BofA® 1-5 Year BB-B US Cash Pay High Yield Constrained Index $10,000 $9,883 $10,870 $11,239 $11,949 $11,362 $13,213 $12,985 $13,286 $14,397 $15,453 Bloomberg U.S. Universal Bond Index $10,000 $10,257 $10,469 $10,470 $11,033 $12,042 $12,256 $11,206 $11,171 $11,134 $12,040 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 6.79% 4.91% 3.54% Fidelity Short Duration High Income Fund Composite Index℠ 7.17% 6.60% 4.56% ICE® BofA® 1-5 Year BB-B US Cash Pay High Yield Constrained Index 7.33% 6.34% 4.45% Bloomberg U.S. Universal Bond Index 8.14% 0.00% 1.87% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 293,880,811
Holdings Count | shares	565
Advisory Fees Paid, Amount	$ 1,680,978
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$293,880,811
Number of Holdings	565
Total Advisory Fee	$1,680,978
Portfolio Turnover	43%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 1.3 A 0.3 BBB 6.0 BB 36.5 B 42.4 CCC,CC,C 8.4 Not Rated 2.1 Equities 0.1 Short-Term Investments and Net Other Assets (Liabilities) 2.9 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 1.3 A - 0.3 BBB - 6.0 BB - 36.5 B - 42.4 CCC,CC,C - 8.4 Not Rated - 2.1 Equities - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.9 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 77.7 Bank Loan Obligations 15.3 Preferred Securities 2.2 U.S. Treasury Obligations 1.3 Asset-Backed Securities 0.5 Common Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 2.9 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 77.7 Bank Loan Obligations - 15.3 Preferred Securities - 2.2 U.S. Treasury Obligations - 1.3 Asset-Backed Securities - 0.5 Common Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.9 United States 87.2 Canada 4.0 United Kingdom 2.0 Australia 0.8 Ireland 0.8 France 0.7 Germany 0.5 Switzerland 0.5 Grand Cayman (UK Overseas Ter) 0.5 Others 3.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.2 Canada - 4.0 United Kingdom - 2.0 Australia - 0.8 Ireland - 0.8 France - 0.7 Germany - 0.5 Switzerland - 0.5 Grand Cayman (UK Overseas Ter) - 0.5 Others - 3.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) TransDigm Inc 2.1 Carnival Corp 1.6 EchoStar Corp 1.5 US Treasury Notes 1.3 Univision Communications Inc 1.3 OneMain Finance Corp 1.1 CCO Holdings LLC / CCO Holdings Capital Corp 1.0 Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 1.0 Royal Caribbean Cruises Ltd 1.0 Tenet Healthcare Corp 1.0 12.9
Fidelity Advisor Healthy Future Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Healthy Future Fund
Class Name	Fidelity Advisor® Healthy Future Fund Class I
Trading Symbol	FAPMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Healthy Future Fund for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 108	1.06%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities advanced for the 12 months ending April 30, 2025, amid resilient global economic growth, slowing inflation, global monetary easing, a generally weaker U.S. dollar and anticipated earnings growth in 2025, despite challenges that included decelerating earnings growth, changes to U.S. tariff policy and reactive tariff policy changes from other countries.
•Against this backdrop, security selection in the United States and an underweight in Canada detracted from the fund's performance versus the MSCI World Health & Wellness Select Index for the fiscal year.
•By sector, security selection was the primary detractor, especially within consumer discretionary and consumer staples.
•The largest individual relative detractor was an underweight in Tesla (+54%). The company was among our largest holdings this period. The second-largest relative detractor was our non-benchmark stake in Estee Lauder (-56%). A non-benchmark stake in lululemon athletica returned -46% and notably hurt.
•From a regional standpoint, an underweight in Japan and a non-benchmark allocation to emerging markets contributed.
•By sector, the biggest contributor to performance versus the benchmark was an underweight in materials. Picks in real estate also boosted relative performance, as well as  picks and an overweight in information technology.
•The top individual relative contributor this period was avoiding Elevance Health, a benchmark component that returned about -19%. The second-largest relative contributor was our stake in Toyota Motor (+9%). Toyota Motor was not held at period end. A non-benchmark stake in Sprouts Farmers Market gained approximately 161% and notably helped.
•Notable changes in positioning include increased exposure to the United Kingdom and a lower allocation to France. By sector, meaningful changes in positioning include increased exposure to financials and industrials.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 24, 2022 through April 30, 2025. Initial investment of $10,000. Class I $10,000 $10,590 $11,979 $12,578 MSCI World Health & Wellness Select Index $10,000 $10,562 $11,930 $13,118 MSCI ACWI (All Country World Index) Index $10,000 $10,675 $12,583 $14,118 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class I 5.00% 8.12% MSCI World Health & Wellness Select Index 9.96% 9.68% MSCI ACWI (All Country World Index) Index 12.20% 12.46% A From May 24, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 24, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 13,061,501
Holdings Count | shares	68
Advisory Fees Paid, Amount	$ 105,030
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$13,061,501
Number of Holdings	68
Total Advisory Fee	$105,030
Portfolio Turnover	48%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Health Care 31.2 Consumer Staples 25.4 Financials 14.2 Consumer Discretionary 12.5 Industrials 6.0 Information Technology 4.8 Real Estate 1.7 Communication Services 0.9 Utilities 0.8 Common Stocks 97.5 Short-Term Investments and Net Other Assets (Liabilities) 2.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.5 Short-Term Investments and Net Other Assets (Liabilities) - 2.5 United States 82.6 United Kingdom 5.0 Hong Kong 3.1 France 3.1 Japan 1.7 Belgium 1.7 China 1.1 Switzerland 1.0 Germany 0.4 Others 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 82.6 United Kingdom - 5.0 Hong Kong - 3.1 France - 3.1 Japan - 1.7 Belgium - 1.7 China - 1.1 Switzerland - 1.0 Germany - 0.4 Others - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Procter & Gamble Co/The 6.2 Nestle SA 4.9 NVIDIA Corp 4.7 Unilever PLC 4.6 Uber Technologies Inc 3.8 Thermo Fisher Scientific Inc 3.8 Apollo Global Management Inc 3.7 UnitedHealth Group Inc 3.6 AIA Group Ltd 3.1 Colgate-Palmolive Co 2.8 41.2
Fidelity Advisor Women's Leadership Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Women's Leadership Fund
Class Name	Fidelity Advisor® Women's Leadership Fund Class C
Trading Symbol	FWOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Women's Leadership Fund for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 173	1.73%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.73%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending April 30, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, beginning in February investor optimism gave way to volatility amid a flurry of executive actions by the new administration and uncertainty stemming from shifting policy priorities, especially related to tariffs.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI USA Women's Leadership Index for the fiscal year, especially within information technology, where our stock picks in software & services hurt most. Also hurting our result were picks in financials, primarily within the financial services industry, and health care, primarily within the health care equipment & services industry.
•Not owning Cloudflare, a benchmark component that gained 38%, was the largest individual relative detractor. The second-largest relative detractor this period was avoiding Robinhood Markets, a benchmark component that gained 204%. An overweight in Estee Lauder (-58%) also detracted.
•In contrast, the biggest contributors to performance versus the benchmark were picks and an underweight in communication services, primarily within the media & entertainment industry. Picks in consumer discretionary, primarily within the consumer durables & apparel industry, and real estate, primarily within the equity real estate investment trusts industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Nvidia (+24%). The company was one of our biggest holdings. A second notable relative contributor this period was avoiding Teradyne, a benchmark component that returned -47%. An overweight in GE Vernova (+145%) also helped.
•Notable changes in positioning include higher allocations to the consumer staples and industrials sectors.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 1, 2019 through April 30, 2025. Initial investment of $10,000. Class C $10,000 $9,740 $15,090 $13,261 $13,445 $15,811 $15,812 MSCI USA Women's Leadership Index $10,000 $9,399 $14,585 $13,499 $13,031 $15,104 $15,610 Russell 3000® Index $10,000 $9,973 $15,051 $14,582 $14,801 $18,102 $20,166 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class C (incl. contingent deferred sales charge) -0.98% 10.18% 7.93% Class C 0.00% 10.18% 7.93% MSCI USA Women's Leadership Index 3.35% 10.68% 7.70% Russell 3000® Index 11.40% 15.12% 12.39% A From May 1, 2019 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 01, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 132,096,855
Holdings Count | shares	99
Advisory Fees Paid, Amount	$ 858,768
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$132,096,855
Number of Holdings	99
Total Advisory Fee	$858,768
Portfolio Turnover	45%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 25.1 Industrials 14.6 Financials 13.7 Health Care 13.1 Consumer Discretionary 12.5 Consumer Staples 6.4 Communication Services 6.3 Real Estate 2.9 Energy 2.6 Materials 1.5 Utilities 0.9 Common Stocks 99.3 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Preferred Stocks - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 91.4 Ireland 1.7 France 1.7 Belgium 1.1 Netherlands 1.0 Germany 0.8 Italy 0.7 Canada 0.7 Australia 0.5 Others 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.4 Ireland - 1.7 France - 1.7 Belgium - 1.1 Netherlands - 1.0 Germany - 0.8 Italy - 0.7 Canada - 0.7 Australia - 0.5 Others - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 6.7 Microsoft Corp 5.6 Amazon.com Inc 4.2 NVIDIA Corp 3.5 Eli Lilly & Co 2.1 JPMorgan Chase & Co 2.0 Alphabet Inc Class A 1.9 Accenture PLC Class A 1.7 Cigna Group/The 1.6 Micron Technology Inc 1.6 30.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 28, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 28, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Series High Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series High Income Fund
Class Name	Fidelity® Series High Income Fund
Trading Symbol	FSHNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series High Income Fund for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series High Income Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•High-yield bonds advanced for the 12 months ending April 30, 2025, driven by a sturdy economy and corporate profits, tight spreads, strong demand, light bond supply and the Federal Reserve's mid-September pivot to cutting interest rates.
•Against this backdrop, the fund's core investment in high-yield bonds gained 9.20% and contributed to performance versus the ICE BofA US High Yield Constrained Index for the fiscal year. By industry, security selection was the primary contributor, especially within telecommunications. Security selection in real estate and energy also boosted the fund's relative result.
•The top individual relative contributor was an overweight in EchoStar (+40%). The company was the fund's biggest holding.
•A non-benchmark stake in Redfin gained 80% and was a second notable relative contributor.
•An overweight in Cox Media (+58%) also contributed.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in technology & electronics. Security selection and an underweight in media also hampered the fund's result, as did an overweight in energy. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was Bausch Health (+14%). The company was one of the fund's largest holdings at period end.
•The second-largest relative detractor was an underweight in Dish DBS (+39%).
•A non-benchmark stake in Wolfspeed returned about -31% and notably hurt.
•Notable changes in positioning include higher allocations to the financial services and telecommunications industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE April 30, 2015 through April 30, 2025. Initial investment of $10,000. Fidelity® Series High Income Fund $10,000 $9,692 $11,073 $11,635 $12,347 $11,839 $13,819 $13,510 $13,565 $14,625 $15,954 ICE® BofA® US High Yield Constrained Index $10,000 $9,870 $11,217 $11,578 $12,354 $11,703 $14,045 $13,349 $13,486 $14,685 $15,961 Bloomberg U.S. Universal Bond Index $10,000 $10,257 $10,469 $10,470 $11,033 $12,042 $12,256 $11,206 $11,171 $11,134 $12,040 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Series High Income Fund 9.08% 6.15% 4.78% ICE® BofA® US High Yield Constrained Index 8.69% 6.40% 4.79% Bloomberg U.S. Universal Bond Index 8.14% 0.00% 1.87% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,380,778,257
Holdings Count | shares	832
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$1,380,778,257
Number of Holdings	832
Total Advisory Fee	$0
Portfolio Turnover	43%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 0.5 A 0.5 BBB 3.3 BB 32.8 B 37.5 CCC,CC,C 16.7 Not Rated 2.6 Equities 3.2 Short-Term Investments and Net Other Assets (Liabilities) 2.9 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 0.5 A - 0.5 BBB - 3.3 BB - 32.8 B - 37.5 CCC,CC,C - 16.7 Not Rated - 2.6 Equities - 3.2 Short-Term Investments and Net Other Assets (Liabilities) - 2.9 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 83.6 Bank Loan Obligations 7.2 Preferred Securities 1.8 Common Stocks 1.7 Alternative Funds 1.5 U.S. Treasury Obligations 0.5 Asset-Backed Securities 0.4 CMOs and Other Mortgage Related Securities 0.4 Short-Term Investments and Net Other Assets (Liabilities) 2.9 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 83.6 Bank Loan Obligations - 7.2 Preferred Securities - 1.8 Common Stocks - 1.7 Alternative Funds - 1.5 U.S. Treasury Obligations - 0.5 Asset-Backed Securities - 0.4 CMOs and Other Mortgage Related Securities - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 2.9 United States 84.7 Canada 3.4 United Kingdom 2.1 France 1.4 Luxembourg 0.8 Australia 0.7 Ireland 0.6 Switzerland 0.6 Germany 0.6 Others 5.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 84.7 Canada - 3.4 United Kingdom - 2.1 France - 1.4 Luxembourg - 0.8 Australia - 0.7 Ireland - 0.6 Switzerland - 0.6 Germany - 0.6 Others - 5.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) EchoStar Corp 1.6 Fidelity Private Credit Company LLC 1.5 CCO Holdings LLC / CCO Holdings Capital Corp 1.3 TransDigm Inc 1.3 CHS/Community Health Systems Inc 1.1 Altice France SA 1.0 Mesquite Energy Inc 1.0 Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 0.9 CSC Holdings LLC 0.9 1261229 BC Ltd 0.9 11.5
Fidelity Advisor Healthy Future Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Healthy Future Fund
Class Name	Fidelity Advisor® Healthy Future Fund Class Z
Trading Symbol	FAPNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Healthy Future Fund for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 93	0.90%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities advanced for the 12 months ending April 30, 2025, amid resilient global economic growth, slowing inflation, global monetary easing, a generally weaker U.S. dollar and anticipated earnings growth in 2025, despite challenges that included decelerating earnings growth, changes to U.S. tariff policy and reactive tariff policy changes from other countries.
•Against this backdrop, security selection in the United States and an underweight in Canada detracted from the fund's performance versus the MSCI World Health & Wellness Select Index for the fiscal year.
•By sector, security selection was the primary detractor, especially within consumer discretionary and consumer staples.
•The largest individual relative detractor was an underweight in Tesla (+54%). The company was among our largest holdings this period. The second-largest relative detractor was our non-benchmark stake in Estee Lauder (-56%). A non-benchmark stake in lululemon athletica returned -46% and notably hurt.
•From a regional standpoint, an underweight in Japan and a non-benchmark allocation to emerging markets contributed.
•By sector, the biggest contributor to performance versus the benchmark was an underweight in materials. Picks in real estate also boosted relative performance, as well as  picks and an overweight in information technology.
•The top individual relative contributor this period was avoiding Elevance Health, a benchmark component that returned about -19%. The second-largest relative contributor was our stake in Toyota Motor (+9%). Toyota Motor was not held at period end. A non-benchmark stake in Sprouts Farmers Market gained approximately 161% and notably helped.
•Notable changes in positioning include increased exposure to the United Kingdom and a lower allocation to France. By sector, meaningful changes in positioning include increased exposure to financials and industrials.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 24, 2022 through April 30, 2025. Initial investment of $10,000. Class Z $10,000 $10,610 $12,009 $12,630 MSCI World Health & Wellness Select Index $10,000 $10,562 $11,930 $13,118 MSCI ACWI (All Country World Index) Index $10,000 $10,675 $12,583 $14,118 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class Z 5.17% 8.27% MSCI World Health & Wellness Select Index 9.96% 9.68% MSCI ACWI (All Country World Index) Index 12.20% 12.46% A From May 24, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 24, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 13,061,501
Holdings Count | shares	68
Advisory Fees Paid, Amount	$ 105,030
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$13,061,501
Number of Holdings	68
Total Advisory Fee	$105,030
Portfolio Turnover	48%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Health Care 31.2 Consumer Staples 25.4 Financials 14.2 Consumer Discretionary 12.5 Industrials 6.0 Information Technology 4.8 Real Estate 1.7 Communication Services 0.9 Utilities 0.8 Common Stocks 97.5 Short-Term Investments and Net Other Assets (Liabilities) 2.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.5 Short-Term Investments and Net Other Assets (Liabilities) - 2.5 United States 82.6 United Kingdom 5.0 Hong Kong 3.1 France 3.1 Japan 1.7 Belgium 1.7 China 1.1 Switzerland 1.0 Germany 0.4 Others 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 82.6 United Kingdom - 5.0 Hong Kong - 3.1 France - 3.1 Japan - 1.7 Belgium - 1.7 China - 1.1 Switzerland - 1.0 Germany - 0.4 Others - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Procter & Gamble Co/The 6.2 Nestle SA 4.9 NVIDIA Corp 4.7 Unilever PLC 4.6 Uber Technologies Inc 3.8 Thermo Fisher Scientific Inc 3.8 Apollo Global Management Inc 3.7 UnitedHealth Group Inc 3.6 AIA Group Ltd 3.1 Colgate-Palmolive Co 2.8 41.2
Fidelity Advisor Healthy Future Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Healthy Future Fund
Class Name	Fidelity Advisor® Healthy Future Fund Class C
Trading Symbol	FAPKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Healthy Future Fund for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 209	2.05%

Expenses Paid, Amount	$ 209
Expense Ratio, Percent	2.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities advanced for the 12 months ending April 30, 2025, amid resilient global economic growth, slowing inflation, global monetary easing, a generally weaker U.S. dollar and anticipated earnings growth in 2025, despite challenges that included decelerating earnings growth, changes to U.S. tariff policy and reactive tariff policy changes from other countries.
•Against this backdrop, security selection in the United States and an underweight in Canada detracted from the fund's performance versus the MSCI World Health & Wellness Select Index for the fiscal year.
•By sector, security selection was the primary detractor, especially within consumer discretionary and consumer staples.
•The largest individual relative detractor was an underweight in Tesla (+54%). The company was among our largest holdings this period. The second-largest relative detractor was our non-benchmark stake in Estee Lauder (-56%). A non-benchmark stake in lululemon athletica returned -46% and notably hurt.
•From a regional standpoint, an underweight in Japan and a non-benchmark allocation to emerging markets contributed.
•By sector, the biggest contributor to performance versus the benchmark was an underweight in materials. Picks in real estate also boosted relative performance, as well as  picks and an overweight in information technology.
•The top individual relative contributor this period was avoiding Elevance Health, a benchmark component that returned about -19%. The second-largest relative contributor was our stake in Toyota Motor (+9%). Toyota Motor was not held at period end. A non-benchmark stake in Sprouts Farmers Market gained approximately 161% and notably helped.
•Notable changes in positioning include increased exposure to the United Kingdom and a lower allocation to France. By sector, meaningful changes in positioning include increased exposure to financials and industrials.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 24, 2022 through April 30, 2025. Initial investment of $10,000. Class C $10,000 $10,490 $11,750 $12,210 MSCI World Health & Wellness Select Index $10,000 $10,562 $11,930 $13,118 MSCI ACWI (All Country World Index) Index $10,000 $10,675 $12,583 $14,118 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class C (incl. contingent deferred sales charge) 2.91% 7.03% Class C 3.91% 7.03% MSCI World Health & Wellness Select Index 9.96% 9.68% MSCI ACWI (All Country World Index) Index 12.20% 12.46% A From May 24, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 24, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 13,061,501
Holdings Count | shares	68
Advisory Fees Paid, Amount	$ 105,030
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$13,061,501
Number of Holdings	68
Total Advisory Fee	$105,030
Portfolio Turnover	48%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Health Care 31.2 Consumer Staples 25.4 Financials 14.2 Consumer Discretionary 12.5 Industrials 6.0 Information Technology 4.8 Real Estate 1.7 Communication Services 0.9 Utilities 0.8 Common Stocks 97.5 Short-Term Investments and Net Other Assets (Liabilities) 2.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.5 Short-Term Investments and Net Other Assets (Liabilities) - 2.5 United States 82.6 United Kingdom 5.0 Hong Kong 3.1 France 3.1 Japan 1.7 Belgium 1.7 China 1.1 Switzerland 1.0 Germany 0.4 Others 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 82.6 United Kingdom - 5.0 Hong Kong - 3.1 France - 3.1 Japan - 1.7 Belgium - 1.7 China - 1.1 Switzerland - 1.0 Germany - 0.4 Others - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Procter & Gamble Co/The 6.2 Nestle SA 4.9 NVIDIA Corp 4.7 Unilever PLC 4.6 Uber Technologies Inc 3.8 Thermo Fisher Scientific Inc 3.8 Apollo Global Management Inc 3.7 UnitedHealth Group Inc 3.6 AIA Group Ltd 3.1 Colgate-Palmolive Co 2.8 41.2
Fidelity U.S. Low Volatility Equity Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® U.S. Low Volatility Equity Fund
Class Name	Fidelity® U.S. Low Volatility Equity Fund
Trading Symbol	FULVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® U.S. Low Volatility Equity Fund for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® U.S. Low Volatility Equity Fund	$ 74	0.70%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending April 30, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, beginning in February investor optimism gave way to volatility amid a flurry of executive actions by the new administration and uncertainty stemming from shifting policy priorities, especially related to tariffs.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI USA Minimum Volatility Index for the fiscal year, especially within information technology. Also hurting our result was stock picking in industrials, primarily within the transportation industry, and financials.
•The biggest individual relative detractor was our stake in Thermo Fisher Scientific (-24%). A stake in Vaxcyte returned -74% and was the second-largest relative detractor. Vaxcyte was not held by the fund at period end. Our holding in Landstar System (-21%) also hurt. All of these detractors were non-benchmark positions.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in consumer staples, primarily within the food, beverage & tobacco industry. An overweight in communication services also boosted the fund's relative performance, as did stock picking in energy.
•The top individual relative contributor was our non-benchmark stake in Philip Morris International (+89%). The second-largest relative contributor was an overweight in Netflix (+81%). This was an investment we established this period. The stock was one of our largest holdings at period end. An underweight in PepsiCo (-20%) also helped. PepsiCo was not held by the fund at period end.
•Notable changes in positioning include increased exposure to the utilities sector and a lower allocation to energy.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE November 5, 2019 through April 30, 2025. Initial investment of $10,000. Fidelity® U.S. Low Volatility Equity Fund $10,000 $9,256 $11,596 $11,609 $11,584 $12,748 $14,272 MSCI USA Minimum Volatility Index $10,000 $9,464 $11,767 $12,195 $12,488 $13,830 $16,180 Russell 3000® Index $10,000 $9,442 $14,250 $13,806 $14,013 $17,138 $19,092 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® U.S. Low Volatility Equity Fund 11.96% 9.05% 6.70% MSCI USA Minimum Volatility Index 16.99% 11.32% 9.16% Russell 3000® Index 11.40% 15.12% 12.51% A From November 5, 2019 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Nov. 05, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 37,421,251
Holdings Count | shares	138
Advisory Fees Paid, Amount	$ 207,043
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$37,421,251
Number of Holdings	138
Total Advisory Fee	$207,043
Portfolio Turnover	84%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Health Care 18.1 Financials 17.8 Information Technology 17.6 Consumer Staples 15.9 Utilities 6.7 Industrials 6.6 Communication Services 6.2 Materials 3.9 Consumer Discretionary 3.3 Real Estate 1.7 Energy 1.0 Common Stocks 98.8 Domestic Equity Funds 0.4 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.8 Domestic Equity Funds - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 United States 97.6 Germany 0.9 United Kingdom 0.8 Ireland 0.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.6 Germany - 0.9 United Kingdom - 0.8 Ireland - 0.7
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Boston Scientific Corp 1.2 Cboe Global Markets Inc 1.2 The Travelers Companies, Inc. 1.2 Netflix Inc 1.1 Cencora Inc 1.1 Walmart Inc 1.1 Marsh & McLennan Cos Inc 1.1 Visa Inc Class A 1.1 Arthur J Gallagher & Co 1.1 Eli Lilly & Co 1.1 11.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 28, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund reduced its contractual expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund reduced its contractual expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 28, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Focused High Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Focused High Income Fund
Class Name	Fidelity® Focused High Income Fund
Trading Symbol	FHIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Focused High Income Fund for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Focused High Income Fund	$ 78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•High-yield bonds advanced for the 12 months ending April 30, 2025, driven by a sturdy economy and corporate profits, tight spreads, strong demand, light bond supply and the Federal Reserve's mid-September pivot to cutting interest rates.
•Against this backdrop, the fund's core investment in high-yield bonds gained 8.34% and contributed to performance versus the ICE BofA BB US High Yield Constrained Index for the fiscal year. By industry, the primary detractor from performance versus the benchmark was security selection in technology & electronics. Picks in utility also hampered the fund's result. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was an underweight in Charter Communications (+18%). It was among the fund's largest holdings.
•A second notable relative detractor was an overweight in New Fortress Energy (-14%).
•Another notable relative detractor was a non-benchmark stake in Sunnova Energy (-55%).
•In contrast, the biggest contributor to performance versus the benchmark was security selection in telecommunications, retail and health care.
•The top individual relative contributor was a non-benchmark stake in EchoStar (+42%).
•A non-benchmark stake in Level 3 Financing Inc. gained about 43% and was a second notable relative contributor.
•Our stake in Walgreens Boots Alliance (+24%) also helped.
•Notable changes in positioning include increased exposure to the financial services industry and a lower allocation to real estate.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE April 30, 2015 through April 30, 2025. Initial investment of $10,000. Fidelity® Focused High Income Fund $10,000 $9,870 $10,878 $11,080 $11,879 $11,860 $13,183 $12,338 $12,574 $13,334 $14,313 ICE® BofA® BB US High Yield Constrained Index $10,000 $10,187 $11,181 $11,436 $12,270 $12,263 $14,230 $13,427 $13,708 $14,711 $15,848 Bloomberg U.S. Universal Bond Index $10,000 $10,257 $10,469 $10,470 $11,033 $12,042 $12,256 $11,206 $11,171 $11,134 $12,040 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Focused High Income Fund 7.34% 3.83% 3.65% ICE® BofA® BB US High Yield Constrained Index 7.73% 5.26% 4.71% Bloomberg U.S. Universal Bond Index 8.14% 0.00% 1.87% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 189,183,128
Holdings Count | shares	462
Advisory Fees Paid, Amount	$ 1,384,041
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$189,183,128
Number of Holdings	462
Total Advisory Fee	$1,384,041
Portfolio Turnover	32%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 0.1 A 0.1 BBB 6.7 BB 59.3 B 27.2 CCC,CC,C 3.2 Not Rated 1.3 Equities 0.1 Short-Term Investments and Net Other Assets (Liabilities) 2.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 0.1 A - 0.1 BBB - 6.7 BB - 59.3 B - 27.2 CCC,CC,C - 3.2 Not Rated - 1.3 Equities - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 90.5 Bank Loan Obligations 4.8 Preferred Securities 2.0 Asset-Backed Securities 0.5 Common Stocks 0.1 U.S. Treasury Obligations 0.1 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 90.5 Bank Loan Obligations - 4.8 Preferred Securities - 2.0 Asset-Backed Securities - 0.5 Common Stocks - 0.1 U.S. Treasury Obligations - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 United States 87.3 Canada 3.3 United Kingdom 2.5 Australia 1.9 Ireland 0.8 France 0.7 Grand Cayman (UK Overseas Ter) 0.5 Guatemala 0.5 Brazil 0.4 Others 2.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.3 Canada - 3.3 United Kingdom - 2.5 Australia - 1.9 Ireland - 0.8 France - 0.7 Grand Cayman (UK Overseas Ter) - 0.5 Guatemala - 0.5 Brazil - 0.4 Others - 2.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Hilton Domestic Operating Co Inc 1.7 CCO Holdings LLC / CCO Holdings Capital Corp 1.6 Iron Mountain Inc 1.4 Vistra Operations Co LLC 1.4 OneMain Finance Corp 1.3 Yum! Brands Inc 1.3 TransDigm Inc 1.2 Tenet Healthcare Corp 1.2 Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 1.2 Prime Security Services Borrower LLC / Prime Finance Inc 1.1 13.4
Fidelity High Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® High Income Fund
Class Name	Fidelity® High Income Fund
Trading Symbol	SPHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® High Income Fund for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® High Income Fund	$ 69	0.66%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•High-yield bonds advanced for the 12 months ending April 30, 2025, driven by a sturdy economy and corporate profits, tight spreads, strong demand, light bond supply and the Federal Reserve's mid-September pivot to cutting interest rates.
•Against this backdrop, the fund's core investment in high-yield bonds gained 9.52% and contributed to performance versus the ICE BofA US High Yield/US High Yield Constrained Blend Index for the fiscal year. By industry, the primary detractor from performance versus the benchmark was an underweight in media. Picks in technology & electronics also hampered the fund's result, as did an overweight in energy.
•The largest individual relative detractor was an underweight in Dish DBS (+39%).
•The second-largest relative detractor was an overweight in Bausch Health (+12%).
•Another notable relative detractor was a non-benchmark stake in Wolfspeed (-29%).
•In contrast, the biggest contributor to performance versus the benchmark was security selection in energy. Our choices and an overweight in telecommunications also boosted the fund's relative performance, as did our picks in real estate.
•The top individual relative contributor was an overweight in EchoStar (+41%). The company was one of the fund's largest holdings.
•A non-benchmark stake in Redfin gained about 80% and was a second notable relative contributor.
•Another notable relative contributor was an overweight in Emergent BioSolutions (+32%). This period we decreased our stake in the firm.
•Notable changes in positioning include increased exposure to the utility industry and a lower allocation to leisure.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE April 30, 2015 through April 30, 2025. Initial investment of $10,000. Fidelity® High Income Fund $10,000 $9,753 $11,076 $11,549 $12,222 $11,568 $13,291 $12,660 $12,528 $13,588 $14,764 ICE® BofA® US High Yield Constrained Index $10,000 $9,870 $11,217 $11,578 $12,354 $11,703 $14,045 $13,349 $13,486 $14,685 $15,961 Bloomberg U.S. Universal Bond Index $10,000 $10,257 $10,469 $10,470 $11,033 $12,042 $12,256 $11,206 $11,171 $11,134 $12,040 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® High Income Fund 8.66% 5.00% 3.97% ICE® BofA® US High Yield Constrained Index 8.69% 6.40% 4.79% Bloomberg U.S. Universal Bond Index 8.14% 0.00% 1.87% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,840,202,158
Holdings Count | shares	867
Advisory Fees Paid, Amount	$ 17,630,744
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$2,840,202,158
Number of Holdings	867
Total Advisory Fee	$17,630,744
Portfolio Turnover	70%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 1.4 A 0.3 BBB 3.0 BB 36.3 B 35.8 CCC,CC,C 15.4 Not Rated 3.3 Equities 3.4 Short-Term Investments and Net Other Assets (Liabilities) 1.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 1.4 A - 0.3 BBB - 3.0 BB - 36.3 B - 35.8 CCC,CC,C - 15.4 Not Rated - 3.3 Equities - 3.4 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 84.6 Bank Loan Obligations 7.3 Preferred Securities 2.0 Common Stocks 1.4 U.S. Treasury Obligations 1.4 Fixed-Income Funds 1.2 Alternative Funds 0.8 Asset-Backed Securities 0.2 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 84.6 Bank Loan Obligations - 7.3 Preferred Securities - 2.0 Common Stocks - 1.4 U.S. Treasury Obligations - 1.4 Fixed-Income Funds - 1.2 Alternative Funds - 0.8 Asset-Backed Securities - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 United States 83.6 Canada 3.0 United Kingdom 1.7 France 1.6 Ireland 1.1 Australia 0.7 Luxembourg 0.7 Switzerland 0.6 Germany 0.6 Others 6.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 83.6 Canada - 3.0 United Kingdom - 1.7 France - 1.6 Ireland - 1.1 Australia - 0.7 Luxembourg - 0.7 Switzerland - 0.6 Germany - 0.6 Others - 6.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 1.4 CCO Holdings LLC / CCO Holdings Capital Corp 1.4 iShares Broad USD High Yield Corporate Bond ETF 1.2 EchoStar Corp 1.2 CHS/Community Health Systems Inc 1.1 Altice France SA 1.0 Carnival Corp 1.0 TransDigm Inc 0.9 Level 3 Financing Inc 0.9 Cloud Software Group Inc 0.8 10.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 28, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity® Global High Income Fund merged into Fidelity® High Income Fund on September 13, 2024.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 28, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec